UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10637
                                                     ---------------------

                 Nuveen Ohio Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
  January 31, 2008

                     Nuveen Investments
                     MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

                                                      NUVEEN MICHIGAN
                                                      QUALITY INCOME
                                                      MUNICIPAL FUND, INC.
                                                      NUM

                                                      NUVEEN MICHIGAN
                                                      PREMIUM INCOME
                                                      MUNICIPAL FUND, INC.
                                                      NMP

                                                      NUVEEN MICHIGAN
                                                      DIVIDEND ADVANTAGE
                                                      MUNICIPAL FUND
                                                      NZW

                                                      NUVEEN OHIO
                                                      QUALITY INCOME
                                                      MUNICIPAL FUND, INC.
                                                      NUO

                                                      NUVEEN OHIO
                                                      DIVIDEND ADVANTAGE
                                                      MUNICIPAL FUND
                                                      NXI

                                                      NUVEEN OHIO
                                                      DIVIDEND ADVANTAGE
                                                      MUNICIPAL FUND 2
                                                      NBJ

                                                      NUVEEN OHIO
                                                      DIVIDEND ADVANTAGE
                                                      MUNICIPAL FUND 3
                                                      NVJ

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger | Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. Since the last shareholder report, a group led by Madison Dearborn Partners, LLC, completed its acquisition of Nuveen Investments. This change in ownership had no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock and bond markets, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/S/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
March 14, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds

NUM, NMP, NZW, NUO,
NXI, NBJ, NVJ

Portfolio manager Daniel Close discusses key investment strategies and the six-month performance of the Nuveen Michigan and Ohio Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in March 2007.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE MICHIGAN AND OHIO FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED JANUARY 31, 2008?

Over the course of this reporting period, we saw the yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer- term rates were flat to slightly higher. In this environment, our investment strategies continued to focus on finding relative value, as we looked for undervalued sectors and individual credits with the potential to perform well over the long term. The majority of our purchases were attractively-priced bonds that mature in 25 years or more. These purchases helped to offset the shortening of the Funds' portfolio durations1 due to bond calls and the natural tendency of bond durations to shorten as time passes.

Many of our purchases involved essential services bonds (bonds issued to fund roads, schools and water and sewer type projects). All three of the Michigan Funds purchased education bonds and a AAA rated water and sewer credit, and NZW also purchased a charter school bond and a tax-supported revenue issue. In the Ohio Funds, we purchased education and water and sewer bonds as well as some multifamily housing credits. All of the Ohio Funds also participated in the $5.5 billion Buckeye Tobacco Settlement Financing Authority offering in October 2007. When liquidity issues caused the market to discount lower-quality and higher-yielding bonds, we selectively took advantage of opportunities to add uninsured, lower-rated hospitals to all three Michigan Funds, marking the first time in a while that we found bonds of this type at attractive levels relative to their credit quality.



(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.


Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

To help generate cash for purchases and move the Funds' durations closer to our strategic range, we selectively sold holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. In NMP and NZW, we took advantage of strong bids to sell a small number of sub-5% coupon bonds that were attractive to the retail market. NXI, NBJ, and NVJ also found an opportunity to sell holdings that were purchased when yields were lower and replace them with similar, newer credits that yielded comparatively more. This process allowed us to maintain the Funds' current portfolio characteristics while strengthening their future income streams.

We also continued to emphasize a disciplined approach to duration management.
As part of our duration strategies, we invested in inverse floating rate securities,2 a type of derivative financial instrument, in all of the Michigan and Ohio Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities, albeit while adding risk to the portfolio. During this period, we found it advantageous to terminate some of the inverse floating rate trusts in the Ohio Funds and modify our positions using bonds that offered more attractive yields and better structures.

Going into this period, NMP, NUO, NXI, NBJ and NVJ utilized derivative instruments. The goal of these derivative strategies was to help us manage the common share net asset value (NAV) volatility of these Funds without having a negative impact on their income streams or common share dividends over the short term. During this period, we believed that the derivatives in NUO and NBJ had accomplished this goal, and we removed them from these two Funds. As of January 31, 2008, the derivative positions remained in place in the other three Funds.



(2) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Michigan and Ohio Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 1/31/08

Michigan Funds              Six-Month       1-Year       5-Year       10-Year
NUM                             3.41%        3.49%        5.43%        5.70%
NMP                             3.30%        3.57%        5.22%        5.67%
NZW                             2.53%        2.59%        5.65%          NA

Lehman Brothers
Municipal
Bond Index(3)                   3.71%        4.93%        4.61%        5.20%

Lipper Michigan
Municipal Debt Funds
Average(4)                      2.41%        2.63%        5.43%        5.49%

Ohio Funds
NUO                             3.18%        3.41%        5.17%        5.46%
NXI                             3.92%        4.50%        6.12%          NA
NBJ                             2.80%        3.06%        5.67%          NA
NVJ                             4.51%        5.10%        5.97%          NA

Lehman Brothers
Municipal
Bond Index(3)                   3.71%        4.93%        4.61%        5.20%

Lipper Other States
Municipal Debt Funds
Average(5)                      2.66%        2.83%        5.63%        5.52%

For the six months ended January 31, 2008, the cumulative returns on common share NAV for NXI and NVJ exceeded the return on the Lehman Brothers Municipal Bond Index, while the remaining five state Funds underperformed this national index. All of the Michigan Funds outperformed the average return for the Lipper Michigan Municipal Debt Funds Average and all four of the Ohio Funds outperformed the Lipper Other States Municipal Debt Funds Average. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Major factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives and financial leverage, sector allocations, credit exposure, and holdings of bonds backed by certain municipal bond insurers.


* Six-month returns are cumulative; returns for one-year, five- year, and ten-year are annualized.

     Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

     For additional information, see the individual Performance Overview for your Fund in this report.

(3) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(4) The Lipper Michigan Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 7; 1 year, 7; 5 years, 7; and 10 years, 4. Fund and Lipper returns assume reinvestment of dividends.

(5) The Lipper Other State Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46; 1 year, 46; 5 years, 46; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities between four and eight years, especially those maturing in approximately six to eight years, benefited the most from changes in the interest rate environment. As a result, these bonds generally outperformed credits with longer maturities, with bonds having the longest maturities (22 years and longer) posting poor returns. Although these Funds on the whole were underexposed to the outperforming shorter maturity categories, this was generally offset by their heavier weightings in the intermediate part of the curve, which performed well. The performance of NVJ, in particular, was helped by its relatively greater exposure to intermediate-term bonds and specifically to bonds in the four-year to six-year part of the yield curve. While our strategies during this period included adding some longer bonds to the portfolios, all of the Funds continued to be relatively underweighted in the underperforming longer part of the yield curve. Overall, the Funds' duration and yield curve positioning was a net positive for performance.

Some of the inverse floaters used by the Michigan and Ohio Funds had a negative impact on performance. This was generally due to the fact that they effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

Another factor in the six-month performance of these Funds was the use of financial leverage. While leverage can add volatility to a Fund's common share NAV and common share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The returns of all seven of these Funds were positively impacted by their use of leverage during this reporting period.

Sectors of the market that generally made positive contributions to the Funds' performances included water and sewer, special tax, education, and transportation. Pre-refunded bonds, especially those with shorter maturities, performed exceptionally well, with NUM, NXI, and NVJ generally having the greatest exposure to these securities. General obligation credits also generally outperformed the market. Among the credit quality groupings, "natural" AAA and AA bonds (i.e., those that were not credit-enhanced by the addition of insurance, etc.) were among the top performers.

On the other hand, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. NBJ, which had the largest allocation of industrial development revenue (IDR) bonds among these Funds, was especially impacted by the poor performance of the IDR sector. Bonds backed by the 1998 master tobacco settlement agreement also posted poor returns, due to the overall lower credit quality of the tobacco sector as well as the ample supply of these bonds. With the purchase of

Buckeye tobacco bonds in October 2007, all of the Ohio Funds maintained their weightings in this sector at approximately 3% of their portfolios. (The Michigan Funds did not hold any tobacco bonds.)

As credit spreads widened, lower credit quality bonds also generally underperformed the municipal market as a whole for the first time in several years. As of January 31, 2008, the Michigan Funds had weightings of bonds rated BBB or lower and non-rated bonds ranging from approximately 4% in NMP and 5% in NUM to 15% in NZW, while the Ohio Funds' allocations totaled approximately 7% in NUO, 8% in NVJ and 11% in NBJ and NXI.

Another factor that had an impact on the performance of the Michigan and Ohio Funds was their position in bonds backed by certain municipal insurers. All of the Funds in this report had positions in bonds insured by Financial Guaranty Insurance Company (FGIC) ranging from approximately 5% in NXI, 8% in NUM and NVJ, and 9% in NZW to 13% in NMP and NUO and 18% in NBJ. In addition, all of the Michigan Funds also had positions in bonds insured by XL Capital Assurance
(XLCA), ranging from approximately 2% in NUM and NMP to 5% in NZW. (The Ohio Funds did not have any XLCA-insured holdings, except for NUO, which held less than 1%.) As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these two companies declined, detracting from the performance of these Funds. At the same time, these Funds also had modest holdings of bonds backed by Financial Security Assurance (FSA), which held their value well and benefited the Funds through good performance. The holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by Ambac, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for Ambac-insured bonds to AA, the rating for XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the ratings of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, after the close of this reporting period, more shares for sale were submitted in the regularly scheduled auctions for the Municipal Auction Preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many or all Auction Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in Auction Preferred shares did not lower the credit quality of these shares, and that Auctioned Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Municipal Auctioned Preferred shares. At the time this report was prepared, the Funds' manager could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' manager is working diligently to develop mechanisms designed to improve the liquidity of the Municipal Auctioned Preferred shares, or to refund them, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information please visit the Nuveen CEF Auction Rate Preferred Resource Center, http://www.nuveen.com/ResourceCenter/AuctionRate Preferred/AuctionRatePreferred.aspx

Common Share
Dividend and Share Price
                 INFORMATION


As noted earlier, these seven Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was reduced to some degree by short-term interest rates that remained relatively high during the earlier part of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which often offered lower yields during this period. The combination of these factors resulted in one monthly common share dividend reduction in each of the Michigan and Ohio Funds over the six-month period ended January 31, 2008.

Due to normal portfolio activity, common shareholders of the Funds also received capital gains and/or net ordinary income distributions at the end of December 2007 as follows:

                                   Short-Term Capital Gains
         Long-Term Capital Gains     and/or Ordinary Income
                     (per share)                (per share)

NUM                      $0.0987                    $0.0043
NMP                      $0.0729                    $0.0012
NZW                      $0.0727                         --
NUO                      $0.0666                    $0.0008
NXI                      $0.0942                         --
NBJ                      $0.0585                    $0.0008
NVJ                      $0.0613                         --

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2008, all of the Funds in this report, except NXI, had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes. NXI had a positive UNII balance, based upon our best estimate, for tax purposes, and a positive UNII balance for financial statement purposes.

As of January 31, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:


                              1/31/08         Six-Month Average
                             Discount                  Discount

NUM                            -9.39%                    -9.79%
NMP                            -9.44%                    -9.33%
NZW                            -7.29%                    -4.72%
NUO                            -8.30%                    -9.92%
NXI                            -9.25%                    -8.43%
NBJ                            -7.78%                    -8.55%
NVJ                            -6.19%                    -6.45%

NUM
Performance
OVERVIEW

Nuveen Michigan
Quality Income
Municipal Fund, Inc.

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              84%
AA                                7%
A                                 4%
BBB                               4%
BB or Lower                       1%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                            0.059
Mar                            0.059
Apr                            0.059
May                            0.059
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                           0.0555
Nov                           0.0555
Dec                           0.0555
Jan                           0.0555


Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                        14.68
                               14.67
                               14.7
                               14.66
                               14.58
                               14.66
                               14.68
                               14.59
                               14.61
                               14.67
                               14.64
                               14.65
                               14.63
                               14.8
                               15
                               14.82
                               14.8
                               14.56
                               14.72
                               14.5501
                               14.1
                               14.18
                               14.21
                               14.33
                               14.19
                               14.26
                               14.21
                               14.11
                               13.88
                               13.4
                               13.66
                               13.799
                               14.4
                               14.132
                               13.7
                               13.8
                               13.5875
                               13.5
                               13.57
                               13.49
                               13.32
                               13.05
                               12.64
                               12.76
                               12.95
                               13.24
                               12.76
                               12.8
                               12.89
                               13.46
                               13.55
                               13.4
                               13.53
1/31/08                        13.61


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.61
------------------------------------
Common Share
Net Asset Value               $15.02
------------------------------------
Premium/(Discount) to NAV     -9.39%
------------------------------------
Market Yield                   4.89%
------------------------------------
Taxable-Equivalent Yield(2)    7.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $175,942
------------------------------------
Average Effective
Maturity on Securities (Years) 14.34
------------------------------------
Leverage-Adjusted Duration      9.37
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.71%         3.41%
------------------------------------
1-Year         -2.01%         3.49%
------------------------------------
5-Year          3.65%         5.43%
------------------------------------
10-Year         3.95%         5.70%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         34.8%
------------------------------------
U.S. Guaranteed                24.0%
------------------------------------
Health Care                     9.7%
------------------------------------
Tax Obligation/Limited          9.4%
------------------------------------
Utilities                       8.0%
------------------------------------
Water and Sewer                 6.1%
------------------------------------
Other                           8.0%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.1030 per share.

NMP
Performance
OVERVIEW

Nuveen Michigan Premium Income Municipal Fund, Inc.

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              78%
AA                                8%
A                                10%
BBB                               3%
BB or Lower                       1%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0605
Mar                            0.058
Apr                            0.058
May                            0.058
Jun                            0.058
Jul                            0.058
Aug                            0.058
Sep                            0.055
Oct                            0.055
Nov                            0.055
Dec                            0.055
Jan                            0.055

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                        14.64
                               14.63
                               14.63
                               14.52
                               14.47
                               14.45
                               14.4
                               14.26
                               14.33
                               14.33
                               14.44
                               14.5
                               14.51
                               14.52
                               14.97
                               14.77
                               14.52
                               14.44
                               14.33
                               14.05
                               13.87
                               13.95
                               14
                               14
                               13.85
                               13.89
                               13.69
                               13.75
                               13.34
                               13.3
                               13.4
                               13.5
                               13.87
                               13.75
                               13.57
                               13.61
                               13.61
                               13.6
                               13.54
                               13.4
                               13.19
                               12.9
                               12.49
                               12.51
                               12.75
                               12.94
                               12.73
                               12.6
                               12.72
                               13.36
                               13.3999
                               13.239
                               13.39
1/31/08                        13.33

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.33
------------------------------------
Common Share
Net Asset Value               $14.72
------------------------------------
Premium/(Discount) to NAV     -9.44%
------------------------------------
Market Yield                   4.95%
------------------------------------
Taxable-Equivalent Yield(2)    7.18%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $114,091
------------------------------------
Average Effective
Maturity on Securities (Years) 15.15
------------------------------------
Leverage-Adjusted Duration      8.08
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.43%         3.30%
------------------------------------
1-Year         -3.49%         3.57%
------------------------------------
5-Year          4.50%         5.22%
------------------------------------
10-Year         5.07%         5.67%
------------------------------------

INDUSTRIES
(as a % of total investments)3
------------------------------------
Tax Obligation/General         32.0%
------------------------------------
U.S. Guaranteed                17.5%
------------------------------------
Tax Obligation/Limited         14.3%
------------------------------------
Water and Sewer                10.9%
------------------------------------
Utilities                       9.3%
------------------------------------
Health Care                     6.8%
------------------------------------
Other                           9.2%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)  Excluding derivative transactions.

(4) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0741 per share.

NZW
Performance
OVERVIEW
Nuveen Michigan Dividend Advantage Municipal Fund

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              76%
AA                                5%
A                                 4%
BBB                               7%
BB or Lower                       2%
N/R                               6%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0645
Mar                           0.0645
Apr                           0.0645
May                           0.0645
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585
Dec                           0.0585
Jan                           0.0585

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       15.24
                              15.2
                              15.18
                              15.32
                              15.255
                              15.22
                              15.3
                              15.45
                              15.3
                              15.14
                              15.6
                              15.57
                              15.69
                              16.05
                              16.17
                              16.85
                              16.65
                              16.16
                              15.8
                              15.65
                              15.15
                              15.25
                              15.05
                              15.17
                              15.1
                              14.8
                              14.65
                              15.01
                              15.15
                              15.15
                              15.19
                              15.15
                              14.74
                              14.41
                              14.01
                              14.14
                              14
                              14.09
                              13.76
                              13.87
                              13.66
                              13.327
                              12.98
                              13.01
                              13.2
                              13.44
                              13.36
                              13
                              12.99
                              13.71
                              13.68
                              13.76
                              13.8
1/31/08                       13.6


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.60
------------------------------------
Common Share
Net Asset Value               $14.67
------------------------------------
Premium/(Discount) to NAV     -7.29%
------------------------------------
Market Yield                   5.16%
------------------------------------
Taxable-Equivalent Yield(2)    7.49%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $30,320
------------------------------------
Average Effective
Maturity on Securities (Years) 17.34
------------------------------------
Leverage-Adjusted Duration      9.00
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -7.12%         2.53%
------------------------------------
1-Year         -6.13%         2.59%
------------------------------------
5-Year          4.18%         5.65%
------------------------------------
Since
Inception       4.12%         6.17%
------------------------------------

INDUSTRIES
(AS A % OF TOTAL INVESTMENTS)
------------------------------------

Tax Obligation/General         28.1%
------------------------------------
Health Care                    15.0%
------------------------------------
U.S. Guaranteed                14.3%
------------------------------------
Water and Sewer                11.0%
------------------------------------
Utilities                      10.3%
------------------------------------
Tax Obligation/Limited          9.6%
------------------------------------
Other                          11.7%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0727 per share.

NUO
Performance
OVERVIEW
Nuveen Ohio
Quality Income
Municipal Fund, Inc.

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              76%
AA                               12%
A                                 5%
BBB                               6%
N/R                               1%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0595
Mar                           0.0595
Apr                           0.0595
May                           0.0595
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                            0.055
Nov                            0.055
Dec                            0.055
Jan                            0.055

Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       15.71
                              15.66
                              15.77
                              15.74
                              15.6
                              15.79
                              15.82
                              15.89
                              15.76
                              15.67
                              15.76
                              15.86
                              15.77
                              15.85
                              16.02
                              15.78
                              15.75
                              15.58
                              15.58
                              15.1
                              15.13
                              14.9
                              14.96
                              14.95
                              14.85
                              14.51
                              14.31
                              14.57
                              14.43
                              14.14
                              14.65
                              14.54
                              14.76
                              14.68
                              14.56
                              14.4
                              14.44
                              14.27
                              14.27
                              14.24
                              14.22
                              13.79
                              13.73
                              13.63
                              13.79
                              14.1
                              13.62
                              13.48
                              13.64
                              14.34
                              14.43
                              14.3534
                              14.464
1/31/08                       14.58


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.58
------------------------------------
Common Share
Net Asset Value               $15.90
------------------------------------
Premium/(Discount) to NAV     -8.30%
------------------------------------
Market Yield                   4.53%
------------------------------------
Taxable-Equivalent Yield(2)    6.67%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $154,997
------------------------------------
Average Effective
Maturity on Securities (Years) 15.34
------------------------------------
Leverage-Adjusted Duration      8.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.93%         3.18%
------------------------------------
1-Year         -1.94%         3.41%
------------------------------------
5-Year          2.86%         5.17%
------------------------------------
10-Year         3.29%         5.46%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.8%
------------------------------------
U.S. Guaranteed                21.7%
------------------------------------
Health Care                    11.5%
------------------------------------
Education and Civic
   Organizations               11.0%
------------------------------------
Tax Obligation/Limited          9.3%
------------------------------------
Housing/Multifamily             5.4%
------------------------------------
Utilities                       4.7%
------------------------------------
Other                          12.6%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0674 per share.

NXI
Performance
OVERVIEW

Nuveen Ohio
Dividend Advantage Municipal Fund

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              73%
AA                               11%
A                                 5%
BBB                               8%
BB or Lower                       1%
N/R                               2%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(4)
Feb                           0.0605
Mar                           0.0605
Apr                           0.0605
May                           0.0605
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.057
Oct                            0.054
Nov                            0.054
Dec                            0.054
Jan                            0.054


Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       15.09
                              15.16
                              15.16
                              15.15
                              15.21
                              15.38
                              15.75
                              15.55
                              15.25
                              15.25
                              15.39
                              15.39
                              15.3
                              15.42
                              15.73
                              15.69
                              15.64
                              15.68
                              15.12
                              14.94
                              14.88
                              14.85
                              14.64
                              14.72
                              14.32
                              14.09
                              14.08
                              14.352
                              13.88
                              13.43
                              13.714
                              13.78
                              14.19
                              14.2701
                              13.78
                              14
                              13.73
                              13.74
                              13.66
                              13.75
                              13.7
                              13.39
                              12.93
                              12.922
                              13.21
                              13.55
                              12.9901
                              12.9
                              13.18
                              13.66
                              13.72
                              13.55
                              13.82
1/31/08                       13.63


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.63
------------------------------------
Common Share
Net Asset Value               $15.02
------------------------------------
Premium/(Discount) to NAV     -9.25%
------------------------------------
Market Yield                   4.75%
------------------------------------
Taxable-Equivalent Yield(2)    7.00%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $63,730
------------------------------------
Average Effective
Maturity on Securities (Years) 14.42
------------------------------------
Leverage-Adjusted Duration      8.47
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.32%         3.92%
------------------------------------
1-Year         -4.62%         4.50%
------------------------------------
5-Year          3.24%         6.12%
------------------------------------
Since
Inception       4.37%         6.70%
------------------------------------

INDUSTRIES
(as a % of total investments)(3)
------------------------------------
U.S. Guaranteed               31.8%
------------------------------------
Tax Obligation/General        14.9%
------------------------------------
Tax Obligation/Limited        10.1%
------------------------------------
Education and Civic
   Organizations               9.4%
------------------------------------
Health Care                    7.8%
------------------------------------
Utilities                      5.8%
------------------------------------
Housing/Multifamily            5.5%
------------------------------------
Other                         14.7%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)  Excluding derivative transactions.

(4) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0942 per share.

NBJ
Performance
OVERVIEW

Nuveen Ohio
Dividend Advantage
Municipal Fund 2

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              69%
AA                               12%
A                                 8%
BBB                               8%
BB or Lower                       1%
N/R                               2%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Feb                           0.0565
Mar                           0.0565
Apr                           0.0565
May                           0.0565
Jun                           0.0565
Jul                           0.0565
Aug                           0.0565
Sep                           0.0565
Oct                            0.053
Nov                            0.053
Dec                            0.053
Jan                            0.053


Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       14.42
                              14.219
                              14.31
                              14.45
                              14.2
                              14.34
                              14.5
                              14.56
                              14.44
                              14.33
                              14.44
                              14.73
                              14.29
                              14.31
                              14.52
                              14.61
                              14.6
                              14.37
                              14.75
                              14.35
                              14.28
                              14.13
                              14.1
                              14.05
                              13.93
                              13.5
                              13.74
                              13.75
                              13.54
                              13.11
                              13.3
                              13.38
                              13.99
                              13.63
                              13.6
                              13.39
                              13.42
                              13.8
                              13.56
                              13.36
                              13.4
                              13.25
                              12.55
                              12.65
                              13.25
                              13.21
                              12.69
                              12.51
                              12.72
                              13.3
                              13.42
                              13.78
                              13.4
1/31/08                       13.52


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.52
------------------------------------
Common Share
Net Asset Value               $14.66
------------------------------------
Premium/(Discount) to NAV     -7.78%
------------------------------------
Market Yield                   4.70%
------------------------------------
Taxable-Equivalent Yield(2)    6.92%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $45,772
------------------------------------
Average Effective
Maturity on Securities (Years) 16.14
------------------------------------
Leverage-Adjusted Duration      8.20
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.82%         2.80%
------------------------------------
1-Year         -1.27%         3.06%
------------------------------------
5-Year          4.50%         5.67%
------------------------------------
Since
Inception       4.03%         6.13%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General        24.9%
------------------------------------
U.S. Guaranteed               17.0%
------------------------------------
Health Care                   15.1%
------------------------------------
Tax Obligation/Limited        12.1%
------------------------------------
Education and Civic
   Organizations               9.0%
------------------------------------
Utilities                      5.9%
------------------------------------
Industrials                    5.8%
------------------------------------
Other                         10.2%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0593 per share.

NVJ
Performance
OVERVIEW

Nuveen Ohio
Dividend Advantage
Municipal Fund 3

as of January 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              76%
AA                                6%
A                                10%
BBB                               6%
BB or Lower                       1%
N/R                               1%


Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(4)
Feb                           0.0595
Mar                           0.0595
Apr                           0.0595
May                           0.0595
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0555
Nov                           0.0555
Dec                           0.0555
Jan                           0.0555


Line Chart:
Common Share Price Performance -- Weekly Closing Price
2/01/07                       14.89
                              14.98
                              15.06
                              15.09
                              15.08
                              14.98
                              15.1
                              14.93
                              14.91
                              14.92
                              14.93
                              14.81
                              14.82
                              15.05
                              15.05
                              15.44
                              15.75
                              15.21
                              15.48
                              15.37
                              15.5
                              15.25
                              15.05
                              14.93
                              14.84
                              14.62
                              14.3
                              14.55
                              14.34
                              14
                              13.8433
                              14.35
                              14.45
                              14.29
                              14.1
                              14.16
                              14.15
                              14.03
                              14.06
                              13.93
                              14
                              13.88
                              13.5
                              13.7
                              13.45
                              13.76
                              13.6
                              13.1999
                              13.4
                              13.9
                              14.12
                              14.23
                              14.13
1/31/08                       14.24


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.24
------------------------------------
Common Share
Net Asset Value               $15.18
------------------------------------
Premium/(Discount) to NAV     -6.19%
------------------------------------
Market Yield                   4.68%
------------------------------------
Taxable-Equivalent Yield(2)    6.89%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $32,759
------------------------------------
Average Effective
Maturity on Securities (Years) 13.15
------------------------------------
Leverage-Adjusted Duration      9.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.10%         4.51%
------------------------------------
1-Year          0.78%         5.10%
------------------------------------
5-Year          4.50%         5.97%
------------------------------------
Since
Inception       4.79%         6.72%
------------------------------------

INDUSTRIES
(as a % of total investments)(3)
------------------------------------
U.S. Guaranteed                32.8%
------------------------------------
Tax Obligation/General         17.9%
------------------------------------
Tax Obligation/Limited         15.1%
------------------------------------
Health Care                     8.7%
------------------------------------
Education and Civic
   Organizations                6.2%
------------------------------------
Transportation                  3.6%
------------------------------------
Utilities                       3.2%
------------------------------------
Other                          12.5%
------------------------------------

(1) The percentage of AAA ratings shown in the forgoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insures on "negative credit watch", which may presage one or mare rating reductions for sure insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these ratings agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the forgoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)  Excluding derivative transactions.

(4) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0613 per share.

NUM
NMP
NZW


Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007.

                                                 NUM                               NMP                            NZW
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                       Common and                        Common and                        Common and
                                    MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                    shares voting  shares voting      shares voting  shares voting      shares voting  shares voting
                                         together       together           together       together           together       together
                                       as a class     as a class         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                  6,142,391             --          4,254,100             --          1,070,869             --
   Against                                333,960             --            239,910             --             86,608             --
   Abstain                                234,534             --            131,422             --             48,127             --
   Broker Non-Votes                     1,752,757             --          1,180,164             --            283,143             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --          1,488,747             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                  8,174,000             --          5,555,366             --                 --             --
   Withhold                               289,642             --            250,230             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --                 --             --
====================================================================================================================================
Jack B. Evans
   For                                  8,170,002             --          5,552,546             --                 --             --
   Withhold                               293,640             --            253,050             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --                 --             --
====================================================================================================================================
William C. Hunter
   For                                  8,174,095             --          5,553,390             --                 --             --
   Withhold                               289,547             --            252,206             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --                 --             --
====================================================================================================================================
David J. Kundert
   For                                  8,168,702             --          5,549,844             --                 --             --
   Withhold                               294,940             --            255,752             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --                 --             --
====================================================================================================================================
William J. Schneider
   For                                         --          2,981                 --          1,808                 --            584
   Withhold                                    --             79                 --             88                 --             17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          3,060                 --          1,896                 --            601
====================================================================================================================================
Timothy R. Schwertfeger
   For                                         --          2,981                 --          1,798                 --            584
   Withhold                                    --             79                 --             98                 --             17
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          3,060                 --          1,896                 --            601
====================================================================================================================================
Judith M. Stockdale
   For                                  8,172,582             --          5,549,996             --          1,436,248             --
   Withhold                               291,060             --            255,600             --             52,499             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --          1,488,747             --
====================================================================================================================================
Carole E. Stone
   For                                  8,171,618             --          5,549,126             --          1,434,798             --
   Withhold                               292,024             --            256,470             --             53,949             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --          1,488,747             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                  8,205,361             --          5,621,677             --          1,467,014             --
   Against                                 96,326             --             66,999             --             10,296             --
   Abstain                                161,955             --            116,920             --             11,437             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                8,463,642             --          5,805,596             --          1,488,747             --
====================================================================================================================================

NUO
NXI
NBJ

Shareholder MEETING REPORT (continued)

                                                 NUO                               NXI                               NBJ
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                       Common and                        Common and                        Common and
                                    MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                    shares voting  shares voting      shares voting  shares voting      shares voting  shares voting
                                         together       together           together       together           together       together
                                       as a class     as a class         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                  5,473,652             --          2,203,710             --          1,695,247             --
   Against                                299,488             --             83,529             --             54,381             --
   Abstain                                225,954             --            127,987             --            111,628             --
   Broker Non-Votes                     1,615,961             --            694,659             --            607,264             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --          3,109,885             --          2,468,520             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                  7,308,670             --                 --             --                 --             --
   Withhold                               306,385             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --                 --             --                 --             --
====================================================================================================================================
Jack B. Evans
   For                                  7,309,870             --                 --             --                 --             --
   Withhold                               305,185             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --                 --             --                 --             --
====================================================================================================================================
William C. Hunter
   For                                  7,309,941             --                 --             --                 --             --
   Withhold                               305,114             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --                 --             --                 --             --
====================================================================================================================================
David J. Kundert
   For                                  7,306,799             --                 --             --                 --             --
   Withhold                               308,256             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --                 --             --                 --             --
====================================================================================================================================
William J. Schneider
   For                                         --          2,103                 --          1,029                 --            746
   Withhold                                    --             56                 --             22                 --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          2,159                 --          1,051                 --            747
====================================================================================================================================
Timothy R. Schwertfeger
   For                                         --          2,103                 --          1,029                 --            746
   Withhold                                    --             56                 --             22                 --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          2,159                 --          1,051                 --            747
====================================================================================================================================
Judith M. Stockdale
   For                                  7,313,653             --          3,013,181             --          2,373,901             --
   Withhold                               301,402             --             96,704             --             94,619             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --          3,109,885             --          2,468,520             --
====================================================================================================================================
Carole E. Stone
   For                                  7,294,867             --          3,015,281             --          2,371,901             --
   Withhold                               320,188             --             94,604             --             96,619             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --          3,109,885             --          2,468,520             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                  7,395,555             --          2,984,686             --          2,372,409             --
   Against                                109,834             --             12,769             --              8,242             --
   Abstain                                109,666             --            112,430             --             87,869             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,615,055             --          3,109,885             --          2,468,520             --
====================================================================================================================================

NVJ
                                                                                                                     NVJ
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                                                                                           Common and
                                                                                                        MuniPreferred  MuniPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
   For                                                                                                      1,062,423             --
   Against                                                                                                     75,624             --
   Abstain                                                                                                     53,963             --
   Broker Non-Votes                                                                                           369,064             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    1,561,074             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                                                                                                             --             --
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --             --
====================================================================================================================================
Jack B. Evans
   For                                                                                                             --             --
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --             --
====================================================================================================================================
William C. Hunter
   For                                                                                                             --             --
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --             --
====================================================================================================================================
David J. Kundert
   For                                                                                                             --             --
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --             --
====================================================================================================================================
William J. Schneider
   For                                                                                                             --            591
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --            591
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                             --            591
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --            591
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                      1,471,123             --
   Withhold                                                                                                    89,951             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    1,561,074             --
====================================================================================================================================
Carole E. Stone
   For                                                                                                      1,471,123             --
   Withhold                                                                                                    89,951             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    1,561,074             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                                                                                      1,508,352             --
   Against                                                                                                     19,798             --
   Abstain                                                                                                     32,924             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    1,561,074             --
====================================================================================================================================

NUM
Nuveen Michigan Quality Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.2% (4.7% OF TOTAL INVESTMENTS)

$         700   Chandler Park Academy, Michigan, Public School Academy Charter       11/15 at 100.00        BBB-     $      614,656
                 School Revenue Bonds, Series 2005, 5.125%, 11/01/35

        1,380   Ferris State College, Michigan, General Revenue Bonds, Series 1998,   4/08 at 100.00         AAA          1,383,064
                 5.000%, 10/01/23 - AMBAC Insured

          435   Grand Traverse Academy, Michigan, Public School Academy Revenue      11/17 at 100.00        BBB-            362,629
                 Bonds, Series 2007, 4.750%, 11/01/32

        1,685   Michigan Higher Education Facilities Authority, Limited Obligation    9/11 at 100.00         Aaa          1,835,016
                 Revenue Refunding Bonds, Kettering University, Series 2001,
                 5.500%, 9/01/17 - AMBAC Insured

        1,500   Michigan Higher Education Student Loan Authority, Revenue Bonds,        No Opt. Call         AAA          1,574,115
                 Series 2000 XII-T, 5.300%, 9/01/10 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,000   Michigan Higher Education Student Loan Authority, Revenue Bonds,      9/12 at 100.00         AAA          1,038,900
                 Series 2002 XVII-G, 5.200%, 9/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,115   Michigan Technological University, General Revenue Bonds,            10/13 at 100.00         AAA          1,166,892
                 Series 2004A, 5.000%, 10/01/22 - MBIA Insured

                Wayne State University, Michigan, General Revenue Bonds,
                Series 1999:
        3,430    5.250%, 11/15/19 - FGIC Insured                                     11/09 at 101.00         Aaa          3,577,147
        1,000    5.125%, 11/15/29 - FGIC Insured                                     11/09 at 101.00         Aaa          1,026,320

------------------------------------------------------------------------------------------------------------------------------------
       12,245   Total Education and Civic Organizations                                                                  12,578,739
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.7% (9.7% OF TOTAL INVESTMENTS)

        2,500   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          2,421,475
                 Metropolitan Hospital, Series 2005A, 5.250%, 7/01/30

        2,900   Michigan Hospital Financing Authority, Revenue Bonds, Oakwood         7/17 at 100.00           A          2,777,185
                 Obligated Group, Series 2007A, 5.000%, 7/15/37

        2,700   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,    8/08 at 101.00         BB-          2,462,643
                 Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00        BBB+          1,027,600
                 Refunding Bonds, Memorial Healthcare Center Obligated Group,
                 Series 1999, 5.875%, 11/15/21

                Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea
                Community Hospital, Series 2005:
        1,025    5.000%, 5/15/30                                                      5/15 at 100.00         BBB            960,159
          500    5.000%, 5/15/37                                                      5/15 at 100.00         BBB            456,010

        1,500   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1          1,479,555
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

        5,800   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA          5,795,186
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured (UB)

        1,000   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        Baa3            926,480
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.375%, 6/01/26

        5,500   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue     11/11 at 100.00         AAA          5,575,844
                 Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,195   University of Michigan, Medical Service Plan Revenue Bonds,             No Opt. Call         AA+          2,043,106
                 Series 1991, 0.000%, 12/01/10

------------------------------------------------------------------------------------------------------------------------------------
       26,620   Total Health Care                                                                                        25,925,243
------------------------------------------------------------------------------------------------------------------------------------

                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 2.9% (1.9% OF TOTAL INVESTMENTS)

$       2,675   Michigan Housing Development Authority, FNMA Limited                 12/20 at 101.00         AAA     $    2,769,802
                 Obligation Multifamily Housing Revenue Bonds, Parkview Place
                 Apartments, Series 2002A, 5.550%, 12/01/34
                 (Alternative Minimum Tax)

        1,055   Michigan Housing Development Authority, Rental Housing                4/09 at 101.00         AAA          1,054,135
                 Revenue Bonds, Series 1999A, 5.300%, 10/01/37 - MBIA Insured
                 (Alternative Minimum Tax)

        1,300   Michigan Housing Development Authority, Rental Housing                7/15 at 100.00         AAA          1,303,679
                 Revenue Bonds, Series 2006D, 5.125%, 4/01/31 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,030   Total Housing/Multifamily                                                                                 5,127,616
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R            908,910
                 Presbyterian Villages of Michigan Obligated Group, Series 2005,
                 5.250%, 11/15/25

          200   Michigan Strategic Fund, Limited Obligation Revenue Refunding         7/08 at 101.00         BBB            197,308
                 Bonds, Porter Hills Presbyterian Village, Series 1998,
                 5.375%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
        1,200   Total Long-Term Care                                                                                      1,106,218
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        1,750   Dickinson County Economic Development Corporation, Michigan,         11/14 at 100.00         BBB          1,712,638
                 Pollution Control Revenue Bonds, International Paper Company,
                 Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 52.9% (34.8% OF TOTAL INVESTMENTS)

        1,000   Anchor Bay School District, Macomb and St. Clair Counties,            5/12 at 100.00         AA-          1,049,230
                 Michigan, General Obligation Refunding Bonds, Series 2002,
                 5.000%, 5/01/25

                Anchor Bay School District, Macomb and St. Clair Counties,
                Michigan, Unlimited Tax General Obligation Refunding Bonds,
                Series 2001:
        2,500    5.000%, 5/01/21                                                      5/11 at 100.00         AA-          2,634,975
        3,200    5.000%, 5/01/29                                                      5/11 at 100.00         AA-          3,261,696

        1,000   Belding School District, Ionia, Kent and Montcalm Counties,           5/08 at 100.00         AAA          1,002,850
                 Michigan, General Obligation Refunding Bonds, Series 1998,
                 5.000%, 5/01/26 - AMBAC Insured

        1,200   Birmingham, Michigan, General Obligation Bonds, Series 2002,         10/12 at 100.50         AAA          1,292,388
                 5.000%, 10/01/20

        1,320   Bridgeport Spaulding Community School District, Saginaw County,       5/12 at 100.00         AA-          1,457,900
                 Michigan, General Obligation Bonds, Series 2002, 5.500%, 5/01/16

        1,405   Caledonia Community Schools, Kent County, Michigan, General           5/17 at 100.00         AAA          1,456,676
                 Obligation Bonds, Series 2007, Residuals 1018, 9.398%, 5/01/32 -
                 MBIA Insured (IF)

        2,110   Caledonia Community Schools, Kent, Allegan and Barry Counties,        5/13 at 100.00         AA-          2,300,892
                 Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/20

        1,000   Caledonia Community Schools, Kent, Allegan and Barry Counties,        5/15 at 100.00         AAA          1,049,170
                 Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 -
                 MBIA Insured

        2,000   Detroit City School District, Wayne County, Michigan, General           No Opt. Call         Aaa          2,395,140
                 Obligation Bonds, Series 2002A, 6.000%, 5/01/19 - FGIC Insured

        1,195   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          1,232,200
                 5.250%, 4/01/24 - AMBAC Insured

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        8,900    0.000%, 12/01/25                                                       No Opt. Call         AAA          3,866,516
        3,000    0.000%, 12/01/26                                                       No Opt. Call         AAA          1,232,400
        5,305    0.000%, 12/01/29                                                       No Opt. Call         AAA          1,831,817

        1,700   Grand Rapids, Michigan, General Obligation Bonds, Series 2007,        9/17 at 100.00         AAA          1,787,822
                 5.000%, 9/01/27 - MBIA Insured

        1,400   Howell Public Schools, Livingston County, Michigan, General          11/13 at 100.00         AA-          1,508,822
                 Obligation Bonds, Series 2003, 5.000%, 5/01/21


                                       23

NUM
Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,065   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA     $    1,141,446
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

        1,935   Kalamazoo Public Schools, Michigan, General Obligation Bonds,         5/16 at 100.00         AAA          2,049,475
                 Series 2006, 5.000%, 5/01/25 - FSA Insured

        2,505   Lincoln Consolidated School District, Washtenaw and Wayne             5/16 at 100.00         AAA          2,644,253
                 Counties, Michigan, General Obligation Bonds, Series 2006,
                 5.000%, 5/01/25 - MBIA Insured

        2,810   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          3,001,333
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

          865   Lowell Area Schools, Counties of Ionia and Kent, Michigan,            5/17 at 100.00         AAA            902,359
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/37 -
                 FSA Insured

        1,500   Marshall Public Schools, Calhoun County, Michigan, General            5/17 at 100.00         AAA          1,527,135
                 Obligation Bonds, Series 2007,5.000%, 5/01/30 - XLCA Insured

        2,100   Michigan Municipal Bond Authority, General Obligation Bonds,          6/15 at 100.00         AAA          2,267,958
                 Detroit City School District, Series 2005, 5.000%, 6/01/18 -
                 FSA Insured

        4,000   Michigan, General Obligation Bonds, Environmental Protection          5/13 at 100.00         AA-          4,365,920
                 Program, Series 2003A, 5.250%, 5/01/20

        2,500   Montrose School District, Michigan, School Building and Site            No Opt. Call         AAA          3,036,775
                 Bonds, Series 1997, 6.000%, 5/01/22 - MBIA Insured

        1,100   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         Aaa          1,131,438
                 Wastewater Management System 2 Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured

        1,000   Oakland County Building Authority, Michigan, General Obligation       9/11 at 100.00         AAA          1,051,840
                 Bonds, Series 2002, 5.125%, 9/01/22

        2,250   Oakland Intermediate School District, Oakland County, Michigan,       5/17 at 100.00         AAA          2,347,178
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/36 -
                 FSA Insured

        1,595   Oakridge Public Schools, Muskegon County, Michigan, General           5/15 at 100.00         AAA          1,695,453
                 Obligation Bonds, Series 2005, 5.000%, 5/01/22 - MBIA Insured

                Ottawa County, Michigan, Water Supply System, General Obligation
                Bonds, Series 2007:
        4,330    5.000%, 8/01/26 - MBIA Insured                                       8/17 at 100.00         Aaa          4,576,464
        1,120    5.000%, 8/01/30 - MBIA Insured                                       8/17 at 100.00         Aaa          1,169,504

        1,050   Parchment School District, Kalamazoo County, Michigan, General        5/17 at 100.00         AAA          1,093,365
                 Obligation Bonds, Series 2007, Residuals 07-1017,
                 9.394%, 5/01/36 - FSA Insured (IF)

        4,340   Plymouth-Canton Community School District, Wayne and Washtenaw        5/14 at 100.00         Aaa          4,489,036
                 Counties, Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/26 - FGIC Insured

        4,200   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          4,625,502
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        3,175   South Redford School District, Wayne County, Michigan, General        5/15 at 100.00         AAA          3,284,982
                 Obligation Bonds, School Building and Site, Series 2005,
                 5.000%, 5/01/30 - MBIA Insured

        1,655   Southfield Library Building Authority, Michigan, General Obligation   5/15 at 100.00         AAA          1,730,071
                 Bonds, Series 2005, 5.000%, 5/01/26 - MBIA Insured

        2,200   Thornapple Kellogg School District, Barry County, Michigan,           5/17 at 100.00         AAA          2,291,630
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/32 -
                 MBIA Insured

        2,275   Troy City School District, Oakland County, Michigan, General          5/16 at 100.00         AAA          2,488,236
                 Obligation Bonds, Series 2006, 5.000%, 5/01/19 - MBIA Insured

        5,000   Wayne County, Michigan, Limited Tax General Obligation Airport       12/11 at 101.00         AAA          5,141,550
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.000%, 12/01/21 - MBIA Insured

        3,350   Wayne Westland Community Schools, Michigan, General Obligation       11/14 at 100.00         AAA          3,704,095
                 Bonds, Series 2004, 5.000%, 5/01/17 - FSA Insured

        1,725   Williamston Community School District, Michigan, Unlimited Tax          No Opt. Call         AAA          2,021,907
                 General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       97,880   Total Tax Obligation/General                                                                             93,139,399
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.3% (9.4% OF TOTAL INVESTMENTS)

$       1,000   Grand Rapids Building Authority, Kent County, Michigan, Limited Tax     No Opt. Call          AA     $    1,123,070
                 General Obligation Bonds, Series 1998, 5.000%, 4/01/16

        1,345   Grand Rapids Building Authority, Kent County, Michigan, Limited Tax  10/11 at 100.00         AAA          1,401,651
                 General Obligation Bonds, Series 2001, 5.125%, 10/01/26 -
                 MBIA Insured

        4,440   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         Aaa          4,507,000
                 5.000%, 10/15/36 - FGIC Insured

           50   Michigan Municipal Bond Authority, Local Government Loan              5/08 at 100.00           A             50,172
                 Program Revenue Sharing Bonds, Series 1992D,
                 6.650%, 5/01/12

        2,135   Michigan State Building Authority, Revenue Bonds, Facilities         10/15 at 100.00         AAA          2,197,406
                 Program, Series 2005II, 5.000%, 10/15/33 - AMBAC Insured

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,100    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,337,965
        5,000    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          5,204,099

        3,500   Michigan State Trunk Line, Fund Refunding Bonds, Series 2002,        10/12 at 100.00         AAA          3,806,215
                 5.250%, 10/01/21 - FSA Insured

        5,500   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     No Opt. Call         Aaa          1,496,715
                 Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       28,070   Total Tax Obligation/Limited                                                                             25,124,293
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Michigan, Revenue Refunding         7/12 at 100.00         AAA          1,031,110
                 Bonds, Series 2002, 5.250%, 7/01/21 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 36.5% (24.0% OF TOTAL INVESTMENTS) (4)

        2,190   Anchor Bay School District, Macomb and St. Clair Counties,            5/09 at 100.00         Aaa          2,295,646
                 Michigan, General Obligation Bonds, Series 1999I,
                 6.000%, 5/01/29 (Pre-refunded 5/01/09) - FGIC Insured

          935   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue       7/13 at 100.00         Aaa          1,038,439
                 Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) -
                 FSA Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
                Series 2001A:
        3,400    5.750%, 7/01/28 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 101.00         Aaa          3,787,906
          770    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         Aaa            839,839
          730    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         Aaa            796,211

                Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
                Series 2003A:
        4,025    5.000%, 7/01/24 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         AAA          4,483,126
        1,500    5.000%, 7/01/25 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa          1,670,730

        1,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          1,074,540
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded 1/01/10) -
                 FGIC Insured

        1,085   Freeland Community School District, Saginaw, Midland and Bay          5/10 at 100.00     AA- (4)          1,154,386
                 Counties, Michigan, General Obligation Bonds, Series 2000,
                 5.250%, 5/01/19 (Pre-refunded 5/01/10)

        1,200   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          1,217,112
                 Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                 Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) -
                 MBIA Insured

        2,000   Lake Fenton Community Schools, Genesee County, Michigan,              5/12 at 100.00     AA- (4)          2,189,520
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/24
                 (Pre-refunded 5/01/12)

        1,790   Lansing Building Authority, Michigan, General Obligation Bonds,       6/13 at 100.00         AAA          1,991,268
                 Series 2003A, 5.000%, 6/01/26 (Pre-refunded 6/01/13) -
                 MBIA Insured

        3,880   Mayville Community Schools, Tuscola County, Michigan,                11/14 at 100.00         Aaa          4,374,816
                 General Obligation Bonds, School Building and Site Project,
                 Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) -
                 FGIC Insured

          250   Michigan South Central Power Agency, Power Supply System                No Opt. Call      A3 (4)            274,850
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)


                                       25

NUM
Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Ascension Health Credit Group, Series 1999A:
$       1,000    6.125%, 11/15/23 (Pre-refunded 11/15/09) - MBIA Insured             11/09 at 101.00         AAA     $    1,077,870
          500    6.125%, 11/15/26 (Pre-refunded 11/15/09)                            11/09 at 101.00         AAA            539,215

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00      A1 (4)          5,372,049
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24 (Pre-refunded 11/15/09)

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00      A1 (4)          1,696,020
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17 (Pre-refunded 3/01/13)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Mercy Mt. Clemens Corporation Obligated Group,
                Series 1999A:
        3,385    5.750%, 5/15/17 (Pre-refunded 5/15/09) - MBIA Insured                5/09 at 101.00         AAA          3,574,120
          500    5.750%, 5/15/29 (Pre-refunded 5/15/09) - MBIA Insured                5/09 at 101.00         AAA            527,935

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00       A (4)          1,076,590
                 Refunding Bonds, OSF Healthcare System, Series 1999,
                 6.125%, 11/15/19 (Pre-refunded 11/15/09)

        3,460   Michigan State Hospital Finance Authority, Hospital Revenue           5/08 at 101.00         AAA          3,507,194
                 Refunding Bonds, St. John's Health System, Series 1998A,
                 5.000%, 5/15/28 - AMBAC Insured (ETM)

        1,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,                 11/11 at 100.00         AAA          1,089,480
                 5.000%, 11/01/25 (Pre-refunded 11/01/11) - FSA Insured

        1,100   Michigan Strategic Fund, Limited Obligation Revenue Refunding         7/08 at 101.00     BBB (4)          1,125,762
                 Bonds, Porter Hills Presbyterian Village, Series 1998,
                 5.375%, 7/01/28 (Pre-refunded 7/01/08)

        2,000   Michigan, Certificates of Participation, Series 2000,                 6/10 at 100.00         AAA          2,132,060
                 5.500%, 6/01/27 (Pre-refunded 6/01/10) - AMBAC Insured

          700   Muskegon Heights, Muskegon County, Michigan, Water Supply            11/10 at 100.00         Aaa            760,914
                 System Revenue Bonds, Series 2000A, 5.625%, 11/01/30
                 (Pre-refunded 11/01/10) - MBIA Insured

        1,125   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)          1,231,110
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/39
                 (Pre-refunded 7/01/10)

                Puerto Rico Public Finance Corporation, Commonwealth
                Appropriation Bonds, Series 2002E:
           85    6.000%, 8/01/26 (ETM)                                                  No Opt. Call    BBB- (4)            104,233
          915    6.000%, 8/01/26 (ETM)                                                  No Opt. Call    BBB- (4)          1,122,037

        4,100   Puerto Rico, Highway Revenue Bonds, Highway and Transportation        7/16 at 100.00         Aaa          4,835,581
                 Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         Aaa          1,074,850
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded 5/01/10) - FGIC Insured

        2,100   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         Aaa          2,194,857
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded 5/01/09) -
                 FGIC Insured

        1,050   Warren Consolidated School District, Macomb and Oakland              11/11 at 100.00         AAA          1,157,972
                 Counties, Michigan, General Obligation Bonds, Series 2001,
                 5.375%, 5/01/19 (Pre-refunded 11/01/11) - FSA Insured

        2,600   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         Aaa          2,803,112
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded 5/01/10) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       58,875   Total U.S. Guaranteed                                                                                    64,191,350
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.1% (8.0% OF TOTAL INVESTMENTS)

        3,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          3,139,020
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

        3,225   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3          3,433,722
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,022,500
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       4,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A-     $    4,090,280
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2001C, 5.450%, 9/01/29

        2,000   Michigan Strategic Fund, Limited Obligation Pollution Control           No Opt. Call         Aaa          2,111,660
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) -
                 AMBAC Insured

        3,630   Michigan Strategic Fund, Limited Obligation Revenue Refunding           No Opt. Call         AAA          4,450,997
                 Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 -
                 AMBAC Insured

        3,000   Michigan Strategic Fund, Limited Obligation Revenue Refunding        12/12 at 100.00         AAA          3,045,510
                 Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 -
                 XLCA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,855   Total Utilities                                                                                          21,293,689
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.3% (6.1% OF TOTAL INVESTMENTS)

        5,500   Detroit Water Supply System, Michigan, Water Supply System            7/16 at 100.00         AAA          5,704,378
                 Revenue Bonds, Series 2006A, 5.000%, 7/01/34 - FSA Insured

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue         No Opt. Call         Aaa          1,627,875
                 Bonds, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

          565   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue       7/13 at 100.00         AAA            618,579
                 Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured

        1,500   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/13 at 100.00         AAA          1,541,805
                 Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

        4,210   Michigan Municipal Bond Authority, Clean Water Revolving Fund        10/14 at 100.00         AAA          4,600,730
                 Revenue Bonds, Series 2004,5.000%, 10/01/19

        1,150   Michigan Municipal Bond Authority, Drinking Water Revolving Fund     10/14 at 100.00         AAA          1,217,689
                 Revenue Bonds, Series 2004, 5.000%, 10/01/23

        1,000   Michigan Municipal Bond Authority, Water Revovling Fund Revenue      10/17 at 100.00         AAA          1,074,900
                 Bonds, Series 2007, 5.000%, 10/01/24
------------------------------------------------------------------------------------------------------------------------------------
       15,425   Total Water and Sewer                                                                                    16,385,956
------------------------------------------------------------------------------------------------------------------------------------
$     267,950   Total Investments (cost $256,010,090) - 152.1%                                                          267,616,251
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.2)%                                                                       (3,870,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      6,195,693
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.4)% (5)                                                    (94,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  175,941,944
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.1)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NMP
Nuveen Michigan Premium Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 5.5% (3.6% OF TOTAL INVESTMENTS)

$         440   Chandler Park Academy, Michigan, Public School Academy Charter       11/15 at 100.00        BBB-     $      386,355
                 School Revenue Bonds, Series 2005, 5.125%, 11/01/35

          275   Grand Traverse Academy, Michigan, Public School Academy              11/17 at 100.00        BBB-            229,248
                 Revenue Bonds, Series 2007, 4.750%, 11/01/32

        2,000   Michigan Higher Education Student Loan Authority, Revenue Bonds,      9/12 at 100.00         AAA          2,077,800
                 Series 2002 XVII-G, 5.200%, 9/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

        3,500   Wayne State University, Michigan, General Revenue Bonds,             11/09 at 101.00         Aaa          3,592,120
                 Series 1999, 5.125%, 11/15/29 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,215   Total Education and Civic Organizations                                                                   6,285,523
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.2% (6.8% OF TOTAL INVESTMENTS)

        1,500   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          1,452,885
                 Metropolitan Hospital, Series 2005A, 5.250%, 7/01/30

        1,800   Michigan Hospital Financing Authority, Revenue Bonds, Oakwood         7/17 at 100.00           A          1,723,770
                 Obligated Group, Series 2007A, 5.000%, 7/15/37

                Michigan State Hospital Finance Authority, Revenue Bonds,
                Chelsea Community Hospital, Series 2005:
          425    5.000%, 5/15/25                                                      5/15 at 100.00         BBB            415,115
          150    5.000%, 5/15/30                                                      5/15 at 100.00         BBB            140,511

        1,005   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1            991,302
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

        3,700   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA          3,696,929
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured (UB)

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      2/08 at 100.00         BB-          2,002,060
          500    6.500%, 8/15/18                                                      2/08 at 100.00         BB-            500,385

          800   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        Baa3            741,184
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.375%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       11,880   Total Health Care                                                                                        11,664,141
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.9% (4.6% OF TOTAL INVESTMENTS)

          915   Michigan Housing Development Authority, GNMA Collateralized           4/12 at 102.00         Aaa            925,998
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
                 (Alternative Minimum Tax)

        1,500   Michigan Housing Development Authority, Limited Obligation            4/08 at 100.00         AAA          1,502,010
                 Revenue Bonds, Breton Village Green Project, Series 1993,
                 5.625%, 10/15/18 - FSA Insured

        2,400   Michigan Housing Development Authority, Limited Obligation            4/08 at 100.00         AAA          2,464,944
                 Revenue Bonds, Walled Lake Villa Project, Series 1993,
                 6.000%, 4/15/18 - FSA Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         800   Michigan Housing Development Authority, Rental Housing                7/15 at 100.00         AAA     $      802,264
                 Revenue Bonds, Series 2006D, 5.125%, 4/01/31 - FSA Insured
                 (Alternative Minimum Tax)

                Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8
                Assisted Multifamily Housing Revenue Refunding Bonds, Clinton
                Place Project, Series 1992A:
          635    6.600%, 6/01/13                                                      6/08 at 100.00         AAA            636,378
        1,500    6.600%, 6/01/22                                                      6/08 at 100.00         AAA          1,588,140

------------------------------------------------------------------------------------------------------------------------------------
        7,750   Total Housing/Multifamily                                                                                 7,919,734
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.5% (0.4% OF TOTAL INVESTMENTS)

          665   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R            604,425
                 Presbyterian Villages of Michigan Obligated Group, Series 2005,
                 5.250%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,050   Dickinson County Economic Development Corporation, Michigan,         11/14 at 100.00         BBB          1,027,583
                 Pollution Control Revenue Bonds, International Paper Company,
                 Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 48.1% (32.0% OF TOTAL INVESTMENTS)

        1,475   Anchor Bay School District, Macomb and St. Clair Counties,           11/13 at 100.00         AA-          1,589,652
                 Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/21

        2,500   Anchor Bay School District, Macomb and St. Clair Counties,            5/11 at 100.00         AA-          2,634,975
                 Michigan, Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.000%, 5/01/21

          910   Caledonia Community Schools, Kent County, Michigan, General           5/17 at 100.00         AAA            943,470
                 Obligation Bonds, Series 2007, Residuals 1018, 9.398%, 5/01/32 -
                 MBIA Insured (IF)

        2,250   Caledonia Community Schools, Kent, Allegan and Barry Counties,        5/15 at 100.00         AAA          2,352,060
                 Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/26 -
                 MBIA Insured

                Detroit City School District, Wayne County, Michigan, General
                Obligation Bonds, Series 2002A:
        1,815    6.000%, 5/01/20 - FGIC Insured                                         No Opt. Call         Aaa          2,175,822
          750    6.000%, 5/01/21 - FGIC Insured                                         No Opt. Call         Aaa            898,943

        2,500   Detroit City School District, Wayne County, Michigan, General         5/13 at 100.00         Aaa          2,627,825
                 Obligation Bonds, Series 2003B, 5.000%, 5/01/23 - FGIC Insured

        2,665   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          2,747,961
                 5.250%, 4/01/24 - AMBAC Insured

        7,000   Detroit-Wayne County Stadium Authority, Michigan, Limited Tax         2/08 at 101.00         Aaa          7,078,330
                 General Obligation Building Authority Stadium Bonds, Series 1997,
                 5.250%, 2/01/27 - FGIC Insured

          860   Grand Rapids, Michigan, General Obligation Bonds, Series 2007,        9/17 at 100.00         AAA            918,342
                 5.000%, 9/01/24 - MBIA Insured

        1,650   Holly Area School District, Oakland County, Michigan, General         5/16 at 100.00         AAA          1,727,138
                 Obligation Bonds, Series 2006, 5.125%, 5/01/32 - MBIA Insured

        2,000   Howell Public Schools, Livingston County, Michigan, General          11/13 at 100.00         AA-          2,126,000
                 Obligation Bonds, Series 2003, 5.000%, 5/01/22

        1,250   Kalamazoo Public Schools, Michigan, General Obligation Bonds,         5/16 at 100.00         AAA          1,323,950
                 Series 2006, 5.000%, 5/01/25 - FSA Insured

          500   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00         AA-            535,890
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22

        1,000   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          1,068,090
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

          865   Lowell Area Schools, Counties of Ionia and Kent, Michigan,            5/17 at 100.00         AAA            902,359
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/37 -
                 FSA Insured


                                       29

NMP
Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         425   Marshall Public Schools, Calhoun County, Michigan, General            5/17 at 100.00         AAA     $      432,688
                 Obligation Bonds, Series 2007, 5.000%, 5/01/30 - XLCA Insured

        1,000   Michigan Municipal Bond Authority, General Obligation Bonds,          6/15 at 100.00         AAA          1,079,980
                 Detroit City School District, Series 2005, 5.000%, 6/01/18 -
                 FSA Insured

                Michigan, General Obligation Bonds, Environmental Protection
                Program, Series 2003A:
        1,000    5.250%, 5/01/20                                                      5/13 at 100.00         AA-          1,091,480
        2,000    5.250%, 5/01/21                                                      5/13 at 100.00         AA-          2,182,960

        1,450   Oakland Intermediate School District, Oakland County, Michigan,       5/17 at 100.00         AAA          1,512,626
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/36 -
                 FSA Insured

        3,500   Ottawa County, Michigan, Water Supply System, General                 8/17 at 100.00         Aaa          3,654,700
                 Obligation Bonds, Series 2007, 5.000%, 8/01/30 - MBIA Insured

        1,100   Oxford Area Community Schools, Oakland and Lapeer Counties,           5/14 at 100.00         AAA          1,151,249
                 Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/25 - FSA Insured

          680   Parchment School District, Kalamazoo County, Michigan, General        5/17 at 100.00         AAA            708,084
                 Obligation Bonds, Series 2007, Residuals 07-1017,
                 9.394%, 5/01/36 - FSA Insured (IF)

        1,000   Rockford Public Schools, Kent County, Michigan, General               5/15 at 100.00         AAA          1,044,720
                 Obligation Bonds, Series 2005, 5.000%, 5/01/27 - FSA Insured

        1,100   Thornapple Kellogg School District, Barry County, Michigan,           5/17 at 100.00         AAA          1,145,815
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/32 -
                 MBIA Insured

        2,830   Warren Consolidated School District, Macomb and Oakland               5/13 at 100.00         AA-          3,086,030
                 Counties, Michigan, General Obligation Refunding Bonds,
                 Series 2003, 5.250%, 5/01/20

                Wayne County, Michigan, Limited Tax General Obligation Airport
                Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                Series 2001A:
        1,500    5.500%, 12/01/18 - MBIA Insured                                     12/11 at 101.00         AAA          1,632,480
        4,435    5.000%, 12/01/30 - MBIA Insured                                     12/11 at 101.00         AAA          4,524,321

------------------------------------------------------------------------------------------------------------------------------------
       52,010   Total Tax Obligation/General                                                                             54,897,940
------------------------------------------------------------------------------------------------------------------------------------



                TAX OBLIGATION/LIMITED - 21.5% (14.3% OF TOTAL INVESTMENTS)

        2,880   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         Aaa          2,923,459
                 5.000%, 10/15/36 - FGIC Insured

                Michigan State Building Authority, Revenue Bonds, Facilities
                Program, Series 2001I:
        2,570    5.500%, 10/15/19                                                    10/11 at 100.00          A+          2,778,144
        6,500    5.000%, 10/15/24                                                    10/11 at 100.00          A+          6,789,510

        1,600   Michigan State Building Authority, Revenue Bonds, Facilities         10/15 at 100.00         AAA          1,652,032
                 Program, Series 2005II, 5.000%, 10/15/30 - AMBAC Insured

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,000    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,233,300
        2,480    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          2,581,234

        1,500   Michigan, Comprehensive Transportation Revenue Refunding             11/11 at 100.00         AAA          1,594,905
                 Bonds, Series 2001A, 5.000%, 11/01/19 - FSA Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     No Opt. Call         Aaa            952,455
                 Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,030   Total Tax Obligation/Limited                                                                             24,505,039
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 26.4% (17.5% OF TOTAL INVESTMENTS) (4)

        1,375   Chippewa Valley Schools, Macomb County, Michigan, General             5/11 at 100.00     AA- (4)          1,483,749
                 Obligation Bonds, Series 2001, 5.000%, 5/01/26
                 (Pre-refunded 5/01/11)

          915   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue       7/15 at 100.00         Aaa          1,030,345
                 Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) -
                 MBIA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,385   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         Aaa     $    1,510,620
                 Bonds, Series 2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) -
                 FGIC Insured

        2,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          2,149,080
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded 1/01/10) -
                 FGIC Insured

        2,140   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          2,170,516
                 Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                 Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) -
                 MBIA Insured

          500   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00     AA- (4)            560,275
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22
                 (Pre-refunded 5/01/14)

           75   Michigan South Central Power Agency, Power Supply System                No Opt. Call      A3 (4)             82,455
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)

        1,500   Michigan State Building Authority, Revenue Bonds, Facilities         10/10 at 100.00      A+ (4)          1,615,875
                 Program, Series 2000I, 5.375%, 10/15/20 (Pre-refunded 10/15/10)

        2,500   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00         AAA          2,696,075
                 Bonds, Ascension Health Credit Group, Series 1999A,
                 6.125%, 11/15/26 (Pre-refunded 11/15/09)

        3,575   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00      A1 (4)          3,841,016
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24 (Pre-refunded 11/15/09)

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00      A1 (4)          1,696,020
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17 (Pre-refunded 3/01/13)

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/09 at 101.00         AAA          2,111,740
                 Refunding Bonds, Mercy Mt. Clemens Corporation Obligated
                 Group, Series 1999A, 5.750%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured

          500   Michigan State Hospital Finance Authority, Hospital Revenue          11/11 at 101.00      A+ (4)            557,885
                 Refunding Bonds, Sparrow Obligated Group, Series 2001,
                 5.625%, 11/15/31 (Pre-refunded 11/15/11)

        3,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/08 at 100.00         AAA          3,064,380
                 Refunding Bonds, St. John's Hospital, Series 1993A,
                 6.000%, 5/15/13 - AMBAC Insured (ETM)

        1,000   Otsego Public Schools District, Allegan and Kalamazoo Counties,       5/14 at 100.00         AAA          1,120,550
                 Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/25 (Pre-refunded 5/01/14) - FSA Insured

        2,515   Plainwell Community Schools, Allegan County, Michigan, General       11/12 at 100.00     AA- (4)          2,777,994
                 Obligation Bonds, Series 2002, 5.000%, 5/01/28
                 (Pre-refunded 11/01/12)

        1,425   Walled Lake Consolidated School District, Oakland County,             5/14 at 100.00         AAA          1,617,019
                 Michigan, General Obligation Bonds, Series 2004,
                 5.250%, 5/01/20 (Pre-refunded 5/01/14) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,905   Total U.S. Guaranteed                                                                                    30,085,594
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 14.0% (9.3% OF TOTAL INVESTMENTS)

        1,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,046,340
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

          925   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3            984,866
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,022,500
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

        5,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A-          5,112,850
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Pollution Control           No Opt. Call         Aaa          3,167,490
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) -
                 AMBAC Insured

        3,000   Michigan Strategic Fund, Limited Obligation Revenue Refunding        12/12 at 100.00         AAA          3,045,510
                 Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)

        1,500   Wyandotte, Michigan, Electric Revenue Refunding Bonds,               10/08 at 101.00         AAA          1,541,820
                 Series 2002, 5.375%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,425   Total Utilities                                                                                          15,921,376
------------------------------------------------------------------------------------------------------------------------------------


                                       31

NMP
Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.5% (10.9% OF TOTAL INVESTMENTS)

$       3,500   Detroit Water Supply System, Michigan, Water Supply System            7/16 at 100.00         AAA     $    3,630,060
                 Revenue Bonds, Series 2006A, 5.000%, 7/01/34 - FSA Insured

        1,085   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA          1,087,951
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/30 - MBIA Insured

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         Aaa          1,627,875
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

        1,120   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue       7/13 at 100.00         AAA          1,226,210
                 Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured

        1,330   Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,          7/15 at 100.00         AAA          1,377,853
                 Series 2005, 5.000%, 1/01/30 - MBIA Insured

        1,000   Michigan Municipal Bond Authority, Water Revovling Fund Revenue      10/17 at 100.00         AAA          1,074,900
                 Bonds, Series 2007, 5.000%, 10/01/24

        8,460   North Kent Sewer Authority, Michigan, Sewer Revenue Bonds,           11/16 at 100.00         AAA          8,802,966
                 Series 2006, 5.000%, 11/01/31 - MBIA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       17,995   Total Water and Sewer                                                                                    18,827,815
------------------------------------------------------------------------------------------------------------------------------------
$     166,925   Total Investments (cost $166,641,159) - 150.5%                                                          171,739,170
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (7.1)%                                                                       (8,105,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.7%                                                                      6,457,284
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.1)% (5)                                                   (56,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 114,091,454
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT JANUARY 31, 2008:

                                      FUND                                      FIXED RATE                               UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT   EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY     DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs    $  800,000            Pay  3-Month USD-LIBOR        5.375%  Semi-Annually      4/23/08      4/23/30       $ 65,922
Royal Bank
  of Canada       1,000,000            Pay               SIFM        4.335       Quarterly      8/06/08      8/06/37         82,706
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $148,628
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.6)%.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NZW
Nuveen Michigan Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.1% (4.7% OF TOTAL INVESTMENTS)

$         230   Chandler Park Academy, Michigan, Public School Academy Charter       11/15 at 100.00        BBB-     $      201,958
                 School Revenue Bonds, Series 2005, 5.125%, 11/01/35

          500   Concord Academy, Boyne City, Michigan, Certificates of               11/17 at 100.00         N/R            476,805
                 Participation, Series 2007, 5.450%, 11/01/22

           75   Grand Traverse Academy, Michigan, Public School Academy              11/17 at 100.00        BBB-             62,522
                 Revenue Bonds, Series 2007, 4.750%, 11/01/32

        1,150   Michigan Higher Education Facilities Authority, Limited Obligation    9/11 at 100.00         Aaa          1,177,347
                 Revenue Refunding Bonds, Kettering University, Series 2001,
                 5.000%, 9/01/26 - AMBAC Insured

          250   Michigan Public Educational Facilities Authority, Charter School     12/17 at 100.00         N/R            248,828
                 Revenue Bonds, American Montessori Academy, Series 2007,
                 6.500%, 12/01/37

------------------------------------------------------------------------------------------------------------------------------------
        2,205   Total Education and Civic Organizations                                                                   2,167,460
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 22.7% (15.0% OF TOTAL INVESTMENTS)

          500   Allegan Hospital Finance Authority, Michigan, Revenue Bonds,         11/09 at 101.00         N/R            518,115
                 Allegan General Hospital, Series 1999, 7.000%, 11/15/21

          500   Garden City Hospital Finance Authority, Michigan, Revenue Bonds,      8/17 at 100.00         N/R            407,155
                 Garden City Hospital Obligated Group, Series 2007A,
                 5.000%, 8/15/38

          350   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB            339,007
                 Metropolitan Hospital, Series 2005A, 5.250%, 7/01/30

          600   Michigan Hospital Financing Authority, Revenue Bonds, Oakwood         7/17 at 100.00           A            574,590
                 Obligated Group, Series 2007A, 5.000%, 7/15/37

          700   Michigan State Hospital Finance Authority, Hospital Revenue           7/08 at 100.00         Ba3            700,308
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

                Michigan State Hospital Finance Authority, Revenue Bonds,
                Chelsea Community Hospital, Series 2005:
          425    5.000%, 5/15/30                                                      5/15 at 100.00         BBB            398,115
          335    5.000%, 5/15/37                                                      5/15 at 100.00         BBB            305,527

          400   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1            394,548
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

        1,075   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA          1,074,108
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured (UB)

          400   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        Baa3            370,592
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.375%, 6/01/26

        1,800   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue     11/11 at 100.00         AAA          1,824,822
                 Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,085   Total Health Care                                                                                         6,906,887
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NZW
Nuveen Michigan Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.3% (4.2% OF TOTAL INVESTMENTS)

$       1,700   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa     $    1,722,015
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31
                 (Alternative Minimum Tax)

          200   Michigan Housing Development Authority, Rental Housing Revenue        7/15 at 100.00         AAA            200,566
                 Bonds, Series 2006D, 5.125%, 4/01/31 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,900   Total Housing/Multifamily                                                                                 1,922,581
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.7% (1.1% OF TOTAL INVESTMENTS)

          500   Michigan Strategic Fund, Limited Obligation Revenue Bonds,              No Opt. Call        BBB+            500,380
                 Republic Services Inc., Series 2001, 4.250%, 8/01/31
                 (Mandatory put 4/01/14) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.0% (0.6% OF TOTAL INVESTMENTS)

          335   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R            304,485
                 Presbyterian Villages of Michigan Obligated Group,
                 Series 2005, 5.250%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.6% (1.1% OF TOTAL INVESTMENTS)

          500   Dickinson County Economic Development Corporation, Michigan,         11/14 at 100.00         BBB            489,325
                 Pollution Control Revenue Bonds, International Paper Company,
                 Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 42.8% (28.1% OF TOTAL INVESTMENTS)

          265   Caledonia Community Schools, Kent County, Michigan, General           5/17 at 100.00         AAA            274,747
                 Obligation Bonds, Series 2007, Residuals 1018, 9.398%, 5/01/32 -
                 MBIA Insured (IF)

          300   Grand Rapids, Michigan, General Obligation Bonds, Series 2007,        9/17 at 100.00         AAA            315,498
                 5.000%, 9/01/27 - MBIA Insured

          940   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00         AA-            970,033
                 Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27

          500   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA            535,890
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

          300   Kalamazoo Public Schools, Michigan, General Obligation Bonds,         5/16 at 100.00         AAA            317,748
                 Series 2006, 5.000%, 5/01/25 - FSA Insured

          430   Lowell Area Schools, Counties of Ionia and Kent, Michigan,            5/17 at 100.00         AAA            448,572
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/37 -
                 FSA Insured

          400   Michigan Municipal Bond Authority, General Obligation Bonds,          6/15 at 100.00         AAA            431,992
                 Detroit City School District, Series 2005, 5.000%, 6/01/18 -
                 FSA Insured

        1,150   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         Aaa          1,182,867
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

        1,410   New Haven Community Schools, Macomb County, Michigan,                 5/16 at 100.00         AAA          1,493,416
                 General Obligation Bonds, Series 2006, 5.000%, 5/01/25 -
                 FSA Insured

          400   Oakland Intermediate School District, Oakland County, Michigan,       5/17 at 100.00         AAA            417,276
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/36 -
                 FSA Insured

        1,000   Ottawa County, Michigan, Water Supply System, General                 8/17 at 100.00         Aaa          1,044,200
                 Obligation Bonds, Series 2007, 5.000%, 8/01/30 - MBIA Insured

          200   Parchment School District, Kalamazoo County, Michigan, General        5/17 at 100.00         AAA            208,260
                 Obligation Bonds, Series 2007, Residuals 07-1017,
                 9.394%, 5/01/36 - FSA Insured (IF)

          330   Thornapple Kellogg School District, Barry County, Michigan,           5/17 at 100.00         AAA            343,745
                 General Obligation Bonds, Series 2007, 5.000%, 5/01/32 -
                 MBIA Insured

                Washtenaw County, Michigan, Limited Tax General Obligation
                Bonds, Sylvan Township Water and Wastewater System, Series 2001:
          500    5.000%, 5/01/19 - MBIA Insured                                       5/09 at 100.50         AAA            513,105
          800    5.000%, 5/01/20 - MBIA Insured                                       5/09 at 100.50         AAA            820,968


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,690   Wayne County, Michigan, Limited Tax General Obligation Airport       12/11 at 101.00         AAA     $    1,724,037
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.000%, 12/01/30 - MBIA Insured

          500   Wayne Westland Community Schools, Michigan, General Obligation       11/14 at 100.00         AAA            552,850
                 Bonds, Series 2004, 5.000%, 5/01/17 - FSA Insured

        1,300   Willow Run Community Schools, Washtenaw County, Michigan,             5/11 at 100.00         AA-          1,371,006
                 General Obligation Bonds, Series 2001, 5.000%, 5/01/21

------------------------------------------------------------------------------------------------------------------------------------
       12,415   Total Tax Obligation/General                                                                             12,966,210
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 14.6% (9.6% OF TOTAL INVESTMENTS)

        1,100   Grand Rapids Building Authority, Kent County, Michigan, Limited      10/11 at 100.00         AAA          1,146,332
                 Tax General Obligation Bonds, Series 2001, 5.125%, 10/01/26 -
                 MBIA Insured

        1,000   Kalkaska County Hospital Authority, Michigan, Hospital Revenue          No Opt. Call         N/R          1,023,530
                 Bonds, Series 2007, 5.125%, 5/01/14

          720   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         Aaa            730,865
                 5.000%, 10/15/36 - FGIC Insured

        1,205   Michigan State Building Authority, Revenue Bonds, Facilities         10/11 at 100.00          A+          1,258,671
                 Program, Series 2001I, 5.000%, 10/15/24

        1,000   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         Aaa            272,130
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,025   Total Tax Obligation/Limited                                                                              4,431,528
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 21.9% (14.3% OF TOTAL INVESTMENTS) (4)

        1,000   Detroit City School District, Wayne County, Michigan, Unlimited       5/12 at 100.00         AAA          1,114,730
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 5.500%, 5/01/21 (Pre-refunded 5/01/12) - FSA Insured

          720   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue       7/13 at 100.00         Aaa            799,654
                 Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) -
                 FSA Insured

        1,000   Garden City School District, Wayne County, Michigan, General          5/11 at 100.00     AA- (4)          1,079,090
                 Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26
                 (Pre-refunded 5/01/11)

          560   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00     AA- (4)            610,109
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/27 (Pre-refunded 11/01/11)

        1,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00      AA (4)          1,095,200
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21
                 (Pre-refunded 7/15/11)

          500   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA            530,770
                 Bonds, Series 2000A, 5.500%, 10/01/40

                Puerto Rico Public Finance Corporation, Commonwealth
                Appropriation Bonds, Series 2002E:
           85    6.000%, 8/01/26 (ETM)                                                  No Opt. Call    BBB- (4)            104,233
          615    6.000%, 8/01/26 (ETM)                                                  No Opt. Call    BBB- (4)            754,156

          500   Warren Building Authority, Michigan, Limited Tax General             11/10 at 100.00         Aaa            537,220
                 Obligation Bonds, Series 2001, 5.150%, 11/01/22
                 (Pre-refunded 11/01/10) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,980   Total U.S. Guaranteed                                                                                     6,625,162
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.7% (10.3% OF TOTAL INVESTMENTS)

        1,115   Lansing Board of Water and Light, Michigan, Steam and Electric        7/13 at 100.00         AAA          1,203,408
                 Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 -
                 FSA Insured

        1,235   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,298,640
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/24 -
                 AMBAC Insured

        2,215   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00         AAA          2,255,774
                 Pollution Control Revenue Refunding Bonds, Fixed Rate
                 Conversion, Detroit Edison Company, Series 1999C,
                 5.650%, 9/01/29 - XLCA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,565   Total Utilities                                                                                           4,757,822
------------------------------------------------------------------------------------------------------------------------------------


                                       35

NZW
Nuveen Michigan Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.8% (11.0% OF TOTAL INVESTMENTS)

$       1,000   Detroit Water Supply System, Michigan, Water Supply System            7/16 at 100.00         AAA     $    1,037,160
                 Revenue Bonds, Series 2006A, 5.000%, 7/01/34 - FSA Insured

        1,000   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue         No Opt. Call         Aaa          1,085,250
                 Bonds, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

          280   Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue       7/13 at 100.00         AAA            306,552
                 Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured

        1,000   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         Aaa          1,011,060
                 Bonds, Series 2001A, 5.000%, 7/01/30 - FGIC Insured

        1,000   Michigan Municipal Bond Authority, Clean Water Revolving Fund        10/15 at 100.00         AAA          1,100,690
                 Revenue Bonds, Series 2005, 5.000%, 10/01/19

          500   Michigan Municipal Bond Authority, Water Revovling Fund Revenue      10/17 at 100.00         AAA            540,360
                 Bonds, Series 2007, 5.000%, 10/01/23
------------------------------------------------------------------------------------------------------------------------------------
        4,780   Total Water and Sewer                                                                                     5,081,072
------------------------------------------------------------------------------------------------------------------------------------
$      45,290   Total Investments (cost $44,980,355) - 152.2%                                                            46,152,912
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.4)%                                                                         (715,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                        882,206
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.8)% (5)                                                    (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   30,320,118
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (34.7)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.


                                 See accompanying notes to financial statements.

NUO
Nuveen Ohio Quality Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7% (3.1% OF TOTAL INVESTMENTS)

$       5,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco         6/17 at 100.00         BBB     $    4,828,850
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 5.875%, 6/01/47

        2,580   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,506,857
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        7,580   Total Consumer Staples                                                                                    7,335,707
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.8% (11.0% OF TOTAL INVESTMENTS)

        1,650   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+          1,661,765
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,750   Ohio Higher Education Facilities Commission, General Revenue         10/13 at 100.00          AA          1,827,910
                 Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24

        1,000   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa2            955,780
                 Wittenberg University, Series 2005, 5.000%, 12/01/29

        5,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          5,174,750
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        1,415   Ohio Higher Educational Facilities Commission, Revenue Bonds,        11/14 at 100.00          AA          1,495,754
                 Denison University, Series 2004, 5.000%, 11/01/21

        1,320   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/14 at 100.00         AAA          1,375,321
                 University of Dayton, Series 2004, 5.000%, 12/01/25 -
                 AMBAC Insured

        1,000   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/11 at 100.00        Baa2          1,044,270
                 Wittenberg University, Series 2001, 5.500%, 12/01/15

        1,500   Ohio State Higher Education Facilities, Revenue Bonds,               12/16 at 100.00         AAA          1,543,605
                 Case Western Reserve University, Series 2006,
                 5.000%, 12/01/44 - MBIA Insured

        1,200   Ohio State University, General Receipts Bonds, Series 2002A,         12/12 at 100.00         Aa2          1,259,544
                 5.125%, 12/01/31

        3,000   Ohio State University, General Receipts Bonds, Series 2003B,          6/13 at 100.00          AA          3,223,050
                 5.250%, 6/01/22

        1,510   University of Akron, Ohio, General Receipts Bonds, Series 2003A,      1/13 at 100.00         AAA          1,601,778
                 5.000%, 1/01/21 - AMBAC Insured

          850   University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 6/13 at 100.00         Aaa            888,922
                 5.000%, 6/01/22 - FGIC Insured

                University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
        1,200    5.000%, 6/01/19 - AMBAC Insured                                      6/14 at 100.00         AAA          1,281,648
        2,605    5.000%, 6/01/25 - AMBAC Insured                                      6/14 at 100.00         AAA          2,672,313

------------------------------------------------------------------------------------------------------------------------------------
       25,000   Total Education and Civic Organizations                                                                  26,006,410
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.6% (11.5% OF TOTAL INVESTMENTS)

        2,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,       11/09 at 101.00        Baa1          2,025,620
                 Hospital Facilities Revenue Bonds, Summa Health System,
                 Series 1998A, 5.375%, 11/15/24

        5,200   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         Aaa          5,211,856
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 5.000%, 5/15/31 - FGIC Insured


                                       37

NUO
Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,000   Cuyahoga County, Ohio, Hospital Revenue Refunding and                 2/08 at 101.00         AAA     $    1,012,360
                 Improvement Bonds, MetroHealth System, Series 1997,
                 5.625%, 2/15/17 - MBIA Insured

        2,000   Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland             7/13 at 100.00         AA-          2,167,180
                 Clinic Health System, Series 2003A, 6.000%, 1/01/32

        4,500   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/12 at 101.00           A          4,600,665
                 Regional Medical Center, Series 2002A, 5.625%, 8/15/32

        2,455   Hamilton County, Ohio, Revenue Bonds, Children's Hospital Medical     5/14 at 100.00         Aaa          2,661,318
                 Center, Series 2004J, 5.250%, 5/15/16 - FGIC Insured

          785   Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds,      5/16 at 100.00          A-            811,086
                 Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21

                Montgomery County, Ohio, Revenue Bonds, Catholic Health
                Initiatives, Series 2004A:
        2,500    5.000%, 5/01/30                                                      5/14 at 100.00          AA          2,511,125
        2,500    5.000%, 5/01/32                                                        No Opt. Call          AA          2,507,125

          830   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            864,213
                 Bonds, MedCentral Health System Obligated Group, Series 2000B,
                 6.375%, 11/15/30

        1,200   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-          1,176,336
                 Health System Group, Series 2006, 5.250%, 11/15/36

        1,705   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          1,789,483
                 Union Hospital Project, Series 2001, 5.750%, 10/01/21 -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,675   Total Health Care                                                                                        27,338,367
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.2% (5.4% OF TOTAL INVESTMENTS)

        1,385   Clermont County, Ohio, GNMA Collateralized Mortgage Revenue           2/08 at 100.00         Aaa          1,386,094
                 Bonds, S.E.M. Villa II Project, Series 1994A, 5.950%, 2/20/30

          925   Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing        9/12 at 102.00         Aaa            941,724
                 Mortgage Revenue Bonds, Livingston Park Apartments Project,
                 Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)

                Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing
                Mortgage Revenue Bonds, Longwood Phase One Associates LP,
                Series 2001A:
        2,475    5.350%, 1/20/21 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,547,419
        2,250    5.450%, 1/20/31 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,280,713

          985   Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage       7/08 at 100.00         Aa2            985,256
                 Revenue Bonds, Hamilton Creek Apartments Project,
                 Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

          800   Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing         10/18 at 101.00         Aaa            809,232
                 Revenue Bonds, Canterbury Court Project, Series 2007,
                 5.500%, 10/20/42 (Alternative Minimum Tax)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
          800    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         N/R            814,496
          850    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            790,500

        1,000   Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds,         No Opt. Call         Aaa            978,910
                 Warren Heights Project, GNMA Collateralized, Series 2007,
                 5.100%, 11/20/48 (Alternative Minimum Tax)

        1,200   Summit County Port Authority, Ohio, Multifamily Housing Revenue       9/17 at 102.00         AAA          1,172,340
                 Bonds, Callis Tower Apartments Project, Series 2007,
                 5.250%, 9/20/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,670   Total Housing/Multifamily                                                                                12,706,684
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.1% (2.0% OF TOTAL INVESTMENTS)

        1,670   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          9/08 at 102.00         Aaa          1,681,907
                 Program Residential Mortgage Revenue Bonds, Series 1997B,
                 5.400%, 9/01/29 (Alternative Minimum Tax)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$       1,180   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          3/08 at 101.50         Aaa     $    1,196,697
                 Program Residential Mortgage Revenue Bonds, Series 1998A-1,
                 5.300%, 9/01/19 - FSA Insured (Alternative Minimum Tax)

        2,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa          1,965,920
                 Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,850   Total Housing/Single Family                                                                               4,844,524
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

          530   Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund            11/14 at 100.00         N/R            537,261
                 Program Development Revenue Bonds, Myers University,
                 Series 2004E, 5.600%, 5/15/25

        1,500   Dayton, Ohio, Special Facilities Revenue Refunding Bonds,             2/08 at 102.00         AA-          1,531,725
                 Emery Air Freight Corporation and Emery Worldwide Airlines Inc. -
                 Guarantors, Series 1998A, 5.625%, 2/01/18

------------------------------------------------------------------------------------------------------------------------------------
        2,030   Total Industrials                                                                                         2,068,986
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        4,100   Hamilton County, Ohio, Health Care Revenue Refunding Bonds,           1/17 at 100.00         BBB          3,779,708
                 Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.4% (0.9% OF TOTAL INVESTMENTS)

        2,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,           No Opt. Call           A          2,105,080
                 Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 36.3% (23.8% OF TOTAL INVESTMENTS)

        1,000   Ansonia Local School District, Darke County, Ohio, General           12/10 at 102.00         Aaa          1,074,960
                 Obligation Bonds, Series 2000, 5.500%, 12/01/22 - MBIA Insured

                Butler County, Ohio, General Obligation Bonds, Series 2002:
        1,345    5.000%, 12/01/21 - MBIA Insured                                     12/12 at 100.00         Aaa          1,448,498
        1,200    5.000%, 12/01/22 - MBIA Insured                                     12/12 at 101.00         Aaa          1,270,140

        1,500   Centerville City School District, Montgomery County, Ohio,            6/15 at 100.00         Aaa          1,562,010
                 General Obligation Bonds, Series 2005, 5.000%, 12/01/30 -
                 FSA Insured

        1,000   Central Ohio Solid Waste Authority, General Obligation Bonds,         6/14 at 100.00         AAA          1,097,600
                 Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

        2,600   Cincinnati City School District, Hamilton County, Ohio, General      12/12 at 100.00         AAA          2,834,988
                 Obligation Bonds, Series 2002, 5.250%, 6/01/21 - FSA Insured

        1,000   Cleveland Municipal School District, Cuyahoga County, Ohio,           6/14 at 100.00         AAA          1,073,860
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/22 -
                 FSA Insured

        1,200   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+          1,304,016
                 5.000%, 12/01/21

        1,000   Dayton, Ohio, General Obligation Bonds, Series 2004,                  6/14 at 100.00         AAA          1,095,620
                 5.250%, 12/01/19 - AMBAC Insured

        1,000   Dublin City School District, Franklin, Delaware and Union Counties,  12/13 at 100.00         AAA          1,064,900
                 Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 FSA Insured

        1,000   Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds,       12/10 at 100.00         Aaa          1,050,980
                 Series 2000A, 5.000%, 12/01/20

        1,195   Fairview Park City School District, Cuyahoga County, Ohio, General    6/15 at 100.00         Aaa          1,258,980
                 Obligation Bonds, Series 2005, 5.000%, 12/01/24 - MBIA Insured

        1,840   Franklin County, Ohio, General Obligation Bonds, Series 2007,        12/17 at 100.00         AAA          1,959,766
                 5.000%, 12/01/28

        1,300   Franklin County, Ohio, Limited Tax General Obligation Refunding      12/08 at 102.00         AAA          1,350,908
                 Bonds, Series 1993, 5.375%, 12/01/20


                                       39

NUO
Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       6,650   Hamilton City School District, Ohio, General Obligation Bonds,        6/17 at 100.00         AAA     $    6,960,090
                 Series 2007, 5.000%, 12/01/34 - FSA Insured (UB)

          125   Hamilton City School District, Ohio, General Obligation Bonds,        6/17 at 100.00         AAA            142,486
                 Series 2007, Drivers 1766, 10.090%, 12/01/34 - FSA Insured (IF)

        1,850   Hilliard School District, Franklin County, Ohio, General             12/15 at 100.00         AAA          1,937,135
                 Obligation Bonds, School Construction, Series 2005,
                 5.000%, 12/01/26 - MBIA Insured

        3,000   Hilliard School District, Franklin County, Ohio, General Obligation  12/16 at 100.00         AAA          3,172,020
                 Bonds, Series 2006A, 5.000%, 12/01/25 - MBIA Insured

        1,160   Kenston Local School District, Geauga County, Ohio, General           6/13 at 100.00         Aaa          1,222,559
                 Obligation Bonds, Series 2003, 5.000%, 12/01/22 - MBIA Insured

          800   Lakewood City School District, Cuyahoga County, Ohio, General        12/17 at 100.00         Aaa            843,488
                 Obligation Bonds, Series 2007, 5.000%, 12/01/25 - FGIC Insured

        2,000   Louisville City School District, Ohio, General Obligation Bonds,     12/11 at 100.00         Aaa          2,034,720
                 Series 2001, 5.000%, 12/01/29 - FGIC Insured

          505   Marysville Exempted School District, Union County, Ohio, General     12/15 at 100.00         AAA            533,947
                 Obligation Bonds, Series 2006, 5.000%, 12/01/25 - FSA Insured

          500   Mason City School District, Counties of Warren and Butler, Ohio,      6/17 at 100.00         Aa1            524,880
                 General Obligation Bonds, Series 2007, 5.000%, 12/01/31

        1,515   Massillon City School District, Ohio, General Obligation Bonds,      12/12 at 100.00         Aaa          1,645,563
                 Series 2003, 5.250%, 12/01/21 - MBIA Insured

          640   New Albany Plain Local School District, Franklin County, Ohio,        6/12 at 100.00         Aaa            703,117
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/17 -
                 FGIC Insured

        1,000   Newark City School District, Licking County, Ohio, General           12/15 at 100.00         Aaa          1,039,000
                 Obligation Bonds, Series 2005, 5.000%, 12/01/28 - FGIC Insured

        3,000   Ohio, General Obligation Bonds, Infrastructure Improvements,          2/13 at 100.00         AA+          3,166,740
                 Series 2003F, 5.000%, 2/01/23

        1,510   Painesville City School District, Ohio, General Obligation Bonds,    12/14 at 100.00         Aaa          1,608,059
                 Series 2004, 5.000%, 12/01/22 - FGIC Insured

        1,155   Perry Local School District, Allen County, Ohio, General Obligation  12/11 at 101.00         AAA          1,236,970
                 Bonds, Series 2001, 5.250%, 12/01/25 - AMBAC Insured

          280   Plain Local School District, Franklin and Licking Counties, Ohio,     6/11 at 100.00         Aaa            305,374
                 General Obligation Bonds, Series 2000, 6.000%, 12/01/20 -
                 FGIC Insured

        1,445   Portage County, Ohio, General Obligation Bonds, Series 2001,         12/11 at 100.00         Aaa          1,480,778
                 5.000%, 12/01/27 - FGIC Insured

        2,000   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          2,122,500
                 5.000%, 12/01/21 - FGIC Insured

           70   Strongsville, Ohio, Limited Tax General Obligation Various Purpose    6/08 at 101.00         Aa1             70,873
                 Improvement Bonds, Series 1996, 5.950%, 12/01/21

                Warren City School District, Trumbull County, Ohio, General Obligation
                Bonds, Series 2004:
        2,515    5.000%, 12/01/20 - FGIC Insured                                      6/14 at 100.00         Aaa          2,715,798
        1,170    5.000%, 12/01/22 - FGIC Insured                                      6/14 at 100.00         Aaa          1,245,875

        1,000   West Chester Township, Butler County, Ohio, General Obligation       12/13 at 100.00         Aaa          1,027,410
                 Bonds, Series 2003, 5.000%, 12/01/28 - MBIA Insured

        1,000   Westlake, Ohio, Various Purpose General Obligation Improvement       12/08 at 101.00         Aaa          1,035,600
                 and Refunding Bonds, Series 1997, 5.550%, 12/01/17

------------------------------------------------------------------------------------------------------------------------------------
       53,070   Total Tax Obligation/General                                                                             56,222,208
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 14.2% (9.3% OF TOTAL INVESTMENTS)

        1,380   Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,        6/14 at 100.00         AAA          1,402,811
                 Series 2004A, 5.000%, 12/01/25 - AMBAC Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation     12/15 at 100.00         AAA     $    3,102,930
                 Bonds, Convention Facilities Authority, Series 2005,
                 5.000%, 12/01/27 - AMBAC Insured

                Hamilton County Convention Facilities Authority, Ohio, First Lien
                Revenue Bonds, Series 2004:
        1,085    5.000%, 12/01/18 - FGIC Insured                                      6/14 at 100.00         Aaa          1,152,476
        2,600    5.000%, 12/01/33 - FGIC Insured                                      6/14 at 100.00         Aaa          2,632,890

        4,600   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,            12/16 at 100.00         Aaa          4,757,366
                 Series 2006, 5.000%, 12/01/32 - AMBAC Insured

        1,000   Hudson City School District, Ohio, Certificates of Participation,     6/14 at 100.00         Aaa          1,028,620
                 Series 2004, 5.000%, 6/01/26 - MBIA Insured

                New Albany Community Authority, Ohio, Community Facilities
                Revenue Refunding Bonds, Series 2001B:
        1,000    5.500%, 10/01/15 - AMBAC Insured                                     4/12 at 100.00         AAA          1,094,850
        1,000    5.500%, 10/01/17 - AMBAC Insured                                     4/12 at 100.00         AAA          1,095,260

          800   Ohio State Building Authority, State Facilities Bonds, Administrative 4/15 at 100.00         AAA            839,616
                 Building Fund Projects, Series 2005A, 5.000%, 4/01/25 -
                 FSA Insured

        2,645   Ohio State Building Authority, State Facilities Bonds, Adult          4/14 at 100.00         AAA          2,934,442
                 Correctional Building Fund Project, Series 2004A,
                 5.250%, 4/01/15 - MBIA Insured

        1,000   Ohio, State Appropriation Lease Bonds, Mental Health Capital          6/13 at 100.00          AA          1,096,200
                 Facilities, Series 2003B-II, 5.000%, 6/01/16

        3,430   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     No Opt. Call         AAA            789,312
                 Bonds, Series 2005A, 0.000%, 7/01/35 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,540   Total Tax Obligation/Limited                                                                             21,926,773
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.5% (2.2% OF TOTAL INVESTMENTS)

        3,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox International      12/13 at 100.00          AA          3,076,980
                 Airport, Series 2003C, 5.250%, 12/01/23 - RAAI Insured
                 (Alternative Minimum Tax)

        2,000   Ohio Turnpike Commission, Revenue Refunding Bonds,                      No Opt. Call         Aaa          2,299,740
                 Series 1998A, 5.500%, 2/15/18 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Transportation                                                                                      5,376,720
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 33.1% (21.7% OF TOTAL INVESTMENTS) (4)

                Butler County, Ohio, General Obligation Judgment Bonds,
                Series 2002:
        2,030    5.250%, 12/01/21 (Pre-refunded 12/01/12)                            12/12 at 101.00     Aa2 (4)          2,286,450
        2,140    5.250%, 12/01/22 (Pre-refunded 12/01/12)                            12/12 at 101.00     Aa2 (4)          2,410,346

        3,000   Cincinnati, Ohio, Water System Revenue Bonds, Series 2001,            6/11 at 100.00     AA+ (4)          3,242,550
                 5.000%, 12/01/19 (Pre-refunded 6/01/11)

        1,210   Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,        6/09 at 101.00         AAA          1,266,120
                 Series 1999, 4.875%, 12/01/24 (Pre-refunded 6/01/09) -
                 AMBAC Insured

        1,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox International         No Opt. Call         AAA          1,090,230
                 Airport, Series 2005B, 5.000%, 12/01/14 - XLCA Insured (ETM)

          800   Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project,     6/08 at 100.00         AAA            831,512
                 Series 1979, 7.500%, 6/01/09 (ETM)

        2,000   Garfield Heights City School District, Cuyahoga County, Ohio,        12/11 at 100.00         Aaa          2,184,540
                 General Obligation School Improvement Bonds, Series 2001,
                 5.000%, 12/15/26 (Pre-refunded 12/15/11) - MBIA Insured

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement Revenue     10/08 at 101.00     BBB (4)          1,033,960
                 Bonds, Twin Towers, Series 1999A, 5.800%, 10/01/23
                 (Pre-refunded 10/01/08)

        1,500   Hamilton County, Ohio, Sewer System Revenue and Improvement           6/10 at 101.00         AAA          1,630,545
                 Bonds, Metropolitan Sewer District of Greater Cincinnati,
                 Series 2000A, 5.750%, 12/01/25 (Pre-refunded 6/01/10) -
                 MBIA Insured


                                       41

NUO
Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,000   Hilliard School District, Ohio, General Obligation School            12/10 at 101.00         Aaa     $    1,102,230
                 Improvement Bonds, Series 2000, 5.750%, 12/01/24
                 (Pre-refunded 12/01/10) - FGIC Insured

        2,000   Lakota Local School District, Butler County, Ohio, Unlimited          6/11 at 100.00         Aaa          2,169,640
                 Tax General Obligation School Improvement and Refunding
                 Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) -
                 FGIC Insured

          760   Middletown City School District, Butler County, Ohio, General        12/13 at 100.00         Aaa            852,294
                 Obligation Bonds, Series 2004, 5.000%, 12/01/25
                 (Pre-refunded 12/01/13) - FGIC Insured

        3,000   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,           4/10 at 101.00       A (4)          3,303,300
                 Kettering Medical Center, Series 1999, 6.750%, 4/01/18
                 (Pre-refunded 4/01/10)

        1,260   Morgan Local School District, Morgan, Muskingum and Washington       12/10 at 101.00      AA (4)          1,390,271
                 Counties, Ohio, Unlimited Tax General Obligation School
                 Improvement Bonds, Series 2000, 5.750%, 12/01/22
                 (Pre-refunded 12/01/10)

          460   New Albany Plain Local School District, Franklin County, Ohio,        6/12 at 100.00         Aaa            513,677
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/17
                 (Pre-refunded 6/01/12) - FGIC Insured

        4,315   Ohio Capital Corporation for Housing, FHA-Insured Section 8           2/09 at 102.00     N/R (4)          4,561,818
                 Assisted Mortgage Loan Revenue Refunding Bonds,
                 Series 1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)

                Olentangy Local School District, Delaware and Franklin Counties,
                Ohio, General Obligation Bonds, Series 2004A:
        1,315    5.250%, 12/01/23 (Pre-refunded 6/01/14) - FGIC Insured               6/14 at 100.00         Aaa          1,494,037
        3,380    5.250%, 12/01/24 (Pre-refunded 6/01/14) - FGIC Insured               6/14 at 100.00         Aaa          3,840,187

        6,000   Parma Community General Hospital Association, Ohio, Hospital         11/08 at 101.00     N/R (4)          6,204,537
                 Revenue Refunding and Improvement Bonds, Series 1998,
                 5.375%, 11/01/29 (Pre-refunded 11/01/08)

        1,000   Princeton City School District, Butler County, Ohio, General         12/13 at 100.00         AAA          1,121,440
                 Obligation Bonds, Series 2003, 5.000%, 12/01/30
                 (Pre-refunded 12/01/13) - MBIA Insured

        1,670   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00      A- (4)          1,863,102
                 Bonds, MedCentral Health System Obligated Group, Series 2000B,
                 6.375%, 11/15/30 (Pre-refunded 11/15/10)

        2,830   Springfield Township, Hamilton County, Ohio, Various Purpose         12/11 at 100.00     Aa3 (4)          3,114,330
                 Limited Tax General Obligation Bonds, Series 2002,
                 5.250%, 12/01/27 (Pre-refunded 12/01/11)

        1,500   Steubenville, Ohio, Hospital Facilities Revenue Refunding and        10/10 at 100.00      A3 (4)          1,654,500
                 Improvement Bonds, Trinity Health System, Series 2000,
                 6.375%, 10/01/20 (Pre-refunded 10/01/10)

        2,000   Westerville City School District, Franklin and Delaware Counties,     6/11 at 100.00         AAA          2,161,700
                 Ohio, Various Purpose General Obligation Bonds, Series 2001,
                 5.000%, 12/01/27 (Pre-refunded 6/01/11) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       47,170   Total U.S. Guaranteed                                                                                    51,323,316
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.2% (4.7% OF TOTAL INVESTMENTS)

        4,000   American Municipal Power Ohio Inc., Wadsworth, Electric System        2/12 at 100.00         Aaa          4,164,400
                 Improvement Revenue Bonds, Series 2002, 5.000%, 2/15/22 -
                 MBIA Insured

        3,000   Ohio Air Quality Development Authority, Revenue Bonds, JMG            4/08 at 101.00         Aaa          3,040,650
                 Funding Limited Partnership Project, Series 1997,
                 5.625%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)

          800   Ohio Municipal Electric Generation Agency, Beneficial Interest          No Opt. Call         AAA            281,304
                 Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                 Series 2001, 0.000%, 2/15/29 - MBIA Insured

        2,000   Ohio Municipal Electric Generation Agency, Beneficial Interest        2/14 at 100.00         AAA          2,119,980
                 Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                 Series 2004, 5.000%, 2/15/20 - AMBAC Insured

        1,500   Ohio Water Development Authority, Solid Waste Disposal Revenue        9/08 at 102.00         N/R          1,472,490
                 Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,300   Total Utilities                                                                                          11,078,824
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 2.9% (1.9% OF TOTAL INVESTMENTS)

$         430   City of Marysville, Ohio, Water System Mortgage Revenue Bonds,       12/17 at 100.00         Aaa     $      446,039
                 Series 2007, 5.000%, 12/01/32 - AMBAC Insured

        1,000   Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding            No Opt. Call         AAA          1,151,770
                 and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 -
                 MBIA Insured

           40   Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding          7/08 at 100.00         AAA             40,068
                 and Improvement Bonds, Series 1996H, 5.750%, 1/01/26 -
                 MBIA Insured

        1,220   Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005,        10/15 at 100.00         Aaa          1,336,974
                 5.250%, 10/01/22 - FSA Insured

        1,500   Ohio Water Development Authority, Water Pollution Control Loan        6/15 at 100.00         AAA          1,590,046
                 Fund Revenue Bonds, Water Quality Project, Series 2005B,
                 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
        4,190   Total Water and Sewer                                                                                     4,564,897
------------------------------------------------------------------------------------------------------------------------------------
$     229,175   Total Investments (cost $228,866,365) - 152.7%                                                          236,678,204
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.9)%                                                                       (4,435,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.1)%                                                                     (245,708)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)% (5)                                                    (77,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 154,997,496
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.5)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NXI
Nuveen Ohio Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6% (3.0% OF TOTAL INVESTMENTS)

$       2,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco         6/17 at 100.00         BBB     $    1,931,540
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 5.875%, 6/01/47

        1,025   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            995,941
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        3,025   Total Consumer Staples                                                                                    2,927,481
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.3% (9.4% OF TOTAL INVESTMENTS)

        1,165   Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue         8/15 at 100.00         AAA          1,228,644
                 Bonds, Euclid Avenue Housing Corporation - Fenn Tower Project,
                 Series 2005, 5.000%, 8/01/23 - AMBAC Insured

          700   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            704,991
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        2,650   Ohio Higher Education Facilities Commission, Revenue Bonds,           5/12 at 100.00          A2          2,718,079
                 Ohio Northern University, Series 2002, 5.000%, 5/01/22

          500   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa2            500,445
                 Wittenberg University, Series 2005, 5.000%, 12/01/24

        2,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          2,069,900
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        1,760   Ohio University at Athens, Subordinate Lien General Receipts          6/14 at 100.00         AAA          1,866,410
                 Bonds, Series 2004, 5.000%, 12/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,775   Total Education and Civic Organizations                                                                   9,088,469
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.8% (7.8% OF TOTAL INVESTMENTS)

        2,100   Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati    5/16 at 100.00         Aaa          2,104,788
                 Children's Medical Center Project, Series 2006K,
                 5.000%, 5/15/31 - FGIC Insured

        1,100   Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland             7/13 at 100.00         AA-          1,191,949
                 Clinic Health System, Series 2003A, 6.000%, 1/01/32

        1,950   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare     11/09 at 101.00         AAA          2,022,813
                 Obligated Group, Series 1999, 5.375%, 11/15/29 - AMBAC Insured

          330   Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds,      5/16 at 100.00          A-            340,966
                 Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA          1,004,450
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          335   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            348,809
                 Bonds, MedCentral Health System Obligated Group, Series 2000B,
                 6.375%, 11/15/30

          500   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            490,140
                 Health System Group, Series 2006, 5.250%, 11/15/36

------------------------------------------------------------------------------------------------------------------------------------
        7,315   Total Health Care                                                                                         7,503,915
------------------------------------------------------------------------------------------------------------------------------------


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 8.4% (5.5% OF TOTAL INVESTMENTS)

$         350   Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing         10/18 at 101.00         Aaa     $      354,039
                 Revenue Bonds, Canterbury Court Project, Series 2007,
                 5.500%, 10/20/42 (Alternative Minimum Tax)

        2,885   Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue             4/11 at 102.00         Aa2          2,992,812
                 Bonds, Asbury Woods Project, Series 2001A, 5.450%, 4/01/26

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
          310    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         N/R            315,617
          340    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            316,200

          415   Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds,         No Opt. Call         Aaa            406,248
                 Warren Heights Project, GNMA Collateralized, Series 2007,
                 5.100%, 11/20/48 (Alternative Minimum Tax)

        1,000   Summit County Port Authority, Ohio, Multifamily Housing Revenue       9/17 at 102.00         AAA            976,950
                 Bonds, Callis Tower Apartments Project, Series 2007,
                 5.250%, 9/20/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,300   Total Housing/Multifamily                                                                                 5,361,866
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.8% (1.9% OF TOTAL INVESTMENTS)

          340   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa            357,966
                 Program Residential Mortgage Revenue Bonds, Series 2000C,
                 6.050%, 3/01/32 (Alternative Minimum Tax)

          870   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa            917,380
                 Program Residential Mortgage Revenue Bonds, Series 2000D,
                 5.450%, 9/01/31 (Alternative Minimum Tax)

           45   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa             45,635
                 Program Residential Mortgage Revenue Bonds, Series 2000F,
                 5.625%, 9/01/16

          500   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa            491,480
                 Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,755   Total Housing/Single Family                                                                               1,812,461
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 4.7% (3.1% OF TOTAL INVESTMENTS)

          380   Cleveland-Cuyahoga County Port Authority, Ohio, Development          11/15 at 100.00         N/R            367,935
                 Revenue Bonds, Bond Fund Program - Columbia National Group
                 Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)

          880   Ohio State Water Development Authority, Solid Waste Revenue           7/12 at 100.00          B+            829,734
                 Bonds, Allied Waste Industries, Inc., Series 2007A,
                 5.150%, 7/15/15 (Alternative Minimum Tax)

        1,000   Toledo-Lucas County Port Authority, Ohio, Revenue Refunding             No Opt. Call        Baa3          1,134,600
                 Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21

          700   Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue    7/17 at 102.00         N/R            665,406
                 Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,960   Total Industrials                                                                                         2,997,675
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,800   Hamilton County, Ohio, Health Care Revenue Refunding Bonds,           1/17 at 100.00         BBB          1,659,384
                 Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.5% (14.9% OF TOTAL INVESTMENTS)

        1,500   Centerville City School District, Montgomery County, Ohio, General    6/15 at 100.00         Aaa          1,562,010
                 Obligation Bonds, Series 2005, 5.000%, 12/01/30 - FSA Insured

          400   Columbus City School District, Franklin County, Ohio, General           No Opt. Call         AAA            153,792
                 Obligation Bonds, Series 2006, 0.000%, 12/01/27 - FSA Insured

          500   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+            543,340
                 5.000%, 12/01/21

        1,355   Franklin County, Ohio, General Obligation Bonds, Series 2007,        12/17 at 100.00         AAA          1,446,584
                 5.000%, 12/01/27


                                       45

NXI
Nuveen Ohio Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,550   Hamilton City School District, Ohio, General Obligation Bonds,        6/17 at 100.00         AAA     $    2,668,907
                 Series 2007, 5.000%, 12/01/34 - FSA Insured (UB)

          430   Lakewood City School District, Cuyahoga County, Ohio, General        12/17 at 100.00         Aaa            445,351
                 Obligation Bonds, Series 2007, 5.000%, 12/01/30 - FGIC Insured

        1,005   Marysville Exempted School District, Union County, Ohio, General     12/15 at 100.00         AAA          1,062,607
                 Obligation Bonds, Series 2006, 5.000%, 12/01/25 - FSA Insured

          200   Mason City School District, Counties of Warren and Butler, Ohio,      6/17 at 100.00         Aa1            209,952
                 General Obligation Bonds, Series 2007, 5.000%, 12/01/31

        2,000   Ohio, General Obligation Higher Education Capital Facilities          2/11 at 100.00         AA+          2,103,660
                 Bonds, Series 2001A, 5.000%, 2/01/20

        2,415   Troy City School District, Miami County, Ohio, General Obligation    12/14 at 100.00         Aaa          2,511,866
                 Bonds, Series 2005, 5.000%, 12/01/28 - FSA Insured

        1,485   West Chester Township, Butler County, Ohio, Various Purpose          11/11 at 101.00         Aaa          1,636,025
                 Limited Tax General Obligation Refunding Bonds, Series 2001,
                 5.500%, 12/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,840   Total Tax Obligation/General                                                                             14,344,094
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 15.3% (10.1% OF TOTAL INVESTMENTS)

        2,000   Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation     12/15 at 100.00         AAA          2,068,620
                 Bonds, Convention Facilities Authority, Series 2005,
                 5.000%, 12/01/27 - AMBAC Insured

                Hamilton County Convention Facilities Authority, Ohio, First Lien
                Revenue Bonds, Series 2004:
        1,415    5.000%, 12/01/21 - FGIC Insured                                      6/14 at 100.00         Aaa          1,476,977
        1,000    5.000%, 12/01/33 - FGIC Insured                                      6/14 at 100.00         Aaa          1,012,650

        2,000   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,            12/16 at 100.00         Aaa          2,068,420
                 Series 2006, 5.000%, 12/01/32 - AMBAC Insured

          345   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            362,084
                 Administrative Building Fund Projects, Series 2005A, 5.000%,
                 4/01/25 - FSA Insured

        1,000   Ohio State Building Authority, State Facilities Bonds, Adult          4/15 at 100.00         AAA          1,060,120
                 Correctional Building Fund Project, Series 2005A,
                 5.000%, 4/01/23 - FSA Insured

          950   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     No Opt. Call         AAA            218,614
                 Bonds, Series 2005A, 0.000%, 7/01/35 - AMBAC Insured

        1,400   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+          1,504,846
                 Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
       10,110   Total Tax Obligation/Limited                                                                              9,772,331
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,000   Ohio Turnpike Commission, Revenue Bonds, Series 2001A,                2/11 at 100.00          AA          2,104,300
                 5.500%, 2/15/26
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 48.2% (31.8% OF TOTAL INVESTMENTS) (4)

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00     Aa2 (4)          1,072,420
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25 (Pre-refunded 12/01/10)

        1,700   Cincinnati, Ohio, Water System Revenue Bonds, Series 2001,            6/11 at 100.00     AA+ (4)          1,844,194
                 5.125%, 12/01/21 (Pre-refunded 6/01/11)

        1,000   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          1,159,410
                 Obligation Bonds, Series 2004, 5.500%, 12/01/15
                 (Pre-refunded 12/01/14) - FSA Insured

        1,470   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 101.00     BBB (4)          1,519,436
                 Revenue Bonds, Twin Towers, Series 1999A, 5.750%, 10/01/19
                 (Pre-refunded 10/01/08)


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,000   Lakewood City School District, Cuyahoga County, Ohio, General        12/14 at 100.00         AAA     $    1,142,690
                 Obligation Bonds, Series 2004, 5.250%, 12/01/16
                 (Pre-refunded 12/01/14) - FSA Insured

        2,000   Lakota Local School District, Butler County, Ohio, Unlimited Tax      6/11 at 100.00         Aaa          2,169,640
                 General Obligation School Improvement and Refunding Bonds,
                 Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) -
                 FGIC Insured

          910   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA            996,823
                 Series 2001, 5.500%, 12/01/18 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        1,000   Medina City School District, Medina County, Ohio, Unlimited Tax      12/09 at 100.00         Aaa          1,056,050
                 General Obligation School Building Construction Bonds,
                 Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) -
                 FGIC Insured

        1,000   Middletown City School District, Butler County, Ohio, General        12/13 at 100.00         Aaa          1,121,440
                 Obligation Bonds, Series 2004, 5.000%, 12/01/25
                 (Pre-refunded 12/01/13) - FGIC Insured

        1,000   Nordonia Hills Local School District, Ohio, General Obligation       12/10 at 101.00         AAA          1,094,050
                 Bonds, Series 2000, 5.450%, 12/01/25 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        2,000   Ohio Higher Educational Facilities Commission, Revenue Bonds,        11/11 at 101.00      AA (4)          2,211,440
                 Denison University, Series 2001, 5.200%, 11/01/26
                 (Pre-refunded 11/01/11)

        1,000   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/10 at 101.00         AAA          1,095,410
                 University of Dayton, Series 2000, 5.500%, 12/01/25
                 (Pre-refunded 12/01/10) - AMBAC Insured

        1,900   Olentangy Local School District, Delaware and Franklin Counties,      6/14 at 100.00         Aaa          2,158,685
                 Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/23
                 (Pre-refunded 6/01/14) - FGIC Insured

                Parma Community General Hospital Association, Ohio, Hospital
                Revenue Refunding and Improvement Bonds, Series 1998:
        2,250    5.250%, 11/01/13 (Pre-refunded 11/01/08)                            11/08 at 101.00      A- (4)          2,324,633
        2,000    5.375%, 11/01/29 (Pre-refunded 11/01/08)                            11/08 at 101.00     N/R (4)          2,068,180

        2,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          2,135,140
                 6.000%, 8/01/16 (Pre-refunded 8/01/09) - FSA Insured

          665   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00      A- (4)            741,894
                 Bonds, MedCentral Health System Obligated Group, Series 2000B,
                 6.375%, 11/15/30 (Pre-refunded 11/15/10)

        1,275   Sycamore Community School District, Hamilton County, Ohio,           12/09 at 101.00         AAA          1,353,030
                 Unlimited Tax General Obligation School Improvement Bonds,
                 Series 1999, 5.000%, 12/01/23 (Pre-refunded 12/01/09) -
                 MBIA Insured

        2,735   University of Cincinnati, Ohio, General Receipts Bonds,               6/12 at 100.00      A+ (4)          3,037,874
                 Series 2002F, 5.375%, 6/01/19 (Pre-refunded 6/01/12)

          400   Westerville City School District, Franklin and Delaware Counties,     6/11 at 100.00         AAA            432,340
                 Ohio, Various Purpose General Obligation Bonds, Series 2001,
                 5.000%, 12/01/27 (Pre-refunded 6/01/11) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       28,305   Total U.S. Guaranteed                                                                                    30,734,779
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.9% (5.8% OF TOTAL INVESTMENTS)

        1,440   American Municipal Power Ohio Inc., Wadsworth, Electric System        2/12 at 100.00         Aaa          1,558,138
                 Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 -
                 MBIA Insured

        2,000   Ohio Air Quality Development Authority, Revenue Refunding Bonds,      5/09 at 101.00         AAA          2,048,400
                 Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 -
                 AMBAC Insured

        1,000   Ohio Municipal Electric Generation Agency, Beneficial Interest        2/14 at 100.00         AAA          1,053,930
                 Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                 Series 2004, 5.000%, 2/15/21 - AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal Revenue        9/08 at 102.00         N/R            981,660
                 Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,440   Total Utilities                                                                                           5,642,128
------------------------------------------------------------------------------------------------------------------------------------


                                       47

NXI
Nuveen Ohio Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.2% (2.8% OF TOTAL INVESTMENTS)

$         175   City of Marysville, Ohio, Water System Mortgage Revenue Bonds,       12/17 at 100.00         Aaa     $      181,528
                 Series 2007, 5.000%, 12/01/32 - AMBAC Insured

        2,375   Ohio Water Development Authority, Revenue Bonds, Water               12/13 at 100.00         Aaa          2,483,393
                 Development Community Assistance Program, Series 2003,
                 5.000%, 12/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        2,550   Total Water and Sewer                                                                                     2,664,921
------------------------------------------------------------------------------------------------------------------------------------
$      93,175   Total Investments (cost $93,257,140) - 151.6%                                                            96,613,804
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.7)%                                                                       (1,700,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.3)%                                                                     (183,930)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.6)% (5)                                                    (31,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  63,729,874
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT JANUARY 31, 2008:

                                      FUND                                      FIXED RATE                               UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT   EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY     DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley   $1,100,000            Pay  3-Month USD-LIBOR        5.227%  Semi-Annually      2/21/08      2/21/30       $ 71,952
Royal Bank
   of Canada      1,500,000            Pay               SIFM        4.335       Quarterly      8/06/08      8/06/37        124,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $196,011
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (32.1)%.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NBJ
Nuveen Ohio Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.6% OF TOTAL INVESTMENTS)

$       1,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco         6/17 at 100.00         BBB     $      965,770
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 5.875%, 6/01/47

          895   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            869,627
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,895   Total Consumer Staples                                                                                    1,835,397
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.0% (9.0% OF TOTAL INVESTMENTS)

        1,345   Bowling Green State University, Ohio, General Receipts Bonds,         6/13 at 100.00         AAA          1,456,837
                 Series 2003, 5.250%, 6/01/18 - AMBAC Insured

          450   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            453,209
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          1,034,950
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        1,050   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/11 at 100.00        Baa2          1,096,484
                 Wittenberg University, Series 2001, 5.500%, 12/01/15

        1,000   University of Cincinnati, Ohio, General Receipts Bonds,               6/13 at 100.00         Aaa          1,045,790
                 Series 2003C, 5.000%, 6/01/22 - FGIC Insured

        1,245   University of Cincinnati, Ohio, General Receipts Bonds,               6/14 at 100.00         AAA          1,329,710
                 Series 2004D, 5.000%, 6/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,090   Total Education and Civic Organizations                                                                   6,416,980
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.5% (15.1% OF TOTAL INVESTMENTS)

          370   Akron, Bath and Copley Joint Township Hospital District, Ohio,          No Opt. Call        Baa1            375,088
                 Hospital Facilities Revenue Bonds, Summa Health System,
                 Series 1998A, 5.000%, 11/15/08

        1,600   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         Aaa          1,603,648
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 5.000%, 5/15/31 - FGIC Insured

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/12 at 101.00           A          1,042,300
                 Regional Medical Center, Series 2002A, 5.500%, 8/15/22

        1,850   Lorain County, Ohio, Hospital Revenue Refunding and Improvement      10/11 at 101.00         AA-          1,925,184
                 Bonds, Catholic Healthcare Partners, Series 2001A,
                 5.400%, 10/01/21

          225   Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds,      5/16 at 100.00          A-            232,477
                 Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21

          700   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA            703,115
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          665   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            692,411
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30

          350   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            343,098
                 Health System Group, Series 2006, 5.250%, 11/15/36

        3,670   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          3,822,780
                 Union Hospital Project, Series 2001, 5.750%, 10/01/26 -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,430   Total Health Care                                                                                        10,740,101
------------------------------------------------------------------------------------------------------------------------------------


                                       49

NBJ
Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 6.1% (4.0% OF TOTAL INVESTMENTS)

$       1,000   Franklin County, Ohio, GNMA Collateralized Multifamily Housing        5/12 at 102.00         Aaa     $    1,040,460
                 Mortgage Revenue Bonds, Agler Project, Series 2002A,
                 5.550%, 5/20/22 (Alternative Minimum Tax)

          250   Montgomery County, Ohio, GNMA Guaranteed Multifamily                 10/18 at 101.00         Aaa            252,885
                 Housing Revenue Bonds, Canterbury Court Project, Series 2007,
                 5.500%, 10/20/42 (Alternative Minimum Tax)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
          250    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         N/R            254,530
          250    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            232,500

          300   Ohio Housing Finance Agency, Multifamily Housing Revenue                No Opt. Call         Aaa            293,673
                 Bonds, Warren Heights Project, GNMA Collateralized, Series 2007,
                 5.100%, 11/20/48 (Alternative Minimum Tax)

          750   Summit County Port Authority, Ohio, Multifamily Housing Revenue       9/17 at 102.00         AAA            732,713
                 Bonds, Callis Tower Apartments Project, Series 2007,
                 5.250%, 9/20/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,800   Total Housing/Multifamily                                                                                 2,806,761
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.1% (1.4% OF TOTAL INVESTMENTS)

        1,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa            982,960
                 Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 9.1% (5.8% OF TOTAL INVESTMENTS)

        3,000   Ohio State Sewage and Solid Waste Disposal Facilities, Revenue       11/11 at 100.00           A          3,067,020
                 Bonds, Anheuser-Busch Project, Series 2001, 5.500%, 11/01/35
                 (Alternative Minimum Tax)

          640   Ohio State Water Development Authority, Solid Waste Revenue           7/12 at 100.00          B+            603,443
                 Bonds, Allied Waste Industries, Inc., Series 2007A,
                 5.150%, 7/15/15 (Alternative Minimum Tax)

          500   Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue    7/17 at 102.00         N/R            475,290
                 Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,140   Total Industrials                                                                                         4,145,753
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.5% (1.6% OF TOTAL INVESTMENTS)

        1,225   Hamilton County, Ohio, Health Care Revenue Refunding Bonds,           1/17 at 100.00         BBB          1,129,303
                 Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 38.6% (24.9% OF TOTAL INVESTMENTS)

        1,700   Butler County, Hamilton, Ohio, Limited Tax General Obligation        11/11 at 101.00         Aaa          1,749,419
                 Bonds, One Renaissance Center Acquisition, Series 2001,
                 5.000%, 11/01/26 - AMBAC Insured

                Cleveland Municipal School District, Cuyahoga County, Ohio,
                General Obligation Bonds, Series 2004:
        1,000    5.000%, 12/01/15 - FSA Insured                                       6/14 at 100.00         AAA          1,103,620
        1,000    5.000%, 12/01/22 - FSA Insured                                       6/14 at 100.00         AAA          1,073,860

          300   Columbus City School District, Franklin County, Ohio, General           No Opt. Call         AAA            115,344
                 Obligation Bonds, Series 2006, 0.000%, 12/01/27 - FSA Insured

          400   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+            434,672
                 5.000%, 12/01/21

        1,000   Franklin County, Ohio, General Obligation Bonds, Series 2007,        12/17 at 100.00         AAA          1,067,590
                 5.000%, 12/01/27

        1,905   Hamilton City School District, Ohio, General Obligation Bonds,        6/17 at 100.00         AAA          1,993,830
                 Series 2007, 5.000%, 12/01/34 - FSA Insured (UB)

          345   Lakewood City School District, Cuyahoga County, Ohio, General        12/17 at 100.00         Aaa            357,317
                 Obligation Bonds, Series 2007, 5.000%, 12/01/30 - FGIC Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,420   Lorain County, Ohio, Limited Tax General Obligation Justice Center   12/12 at 100.00         Aaa     $    2,613,261
                 Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured

        1,005   Marysville Exempted School District, Union County, Ohio, General     12/15 at 100.00         AAA          1,062,607
                 Obligation Bonds, Series 2006, 5.000%, 12/01/25 - FSA Insured

          200   Mason City School District, Counties of Warren and Butler, Ohio,      6/17 at 100.00         Aa1            209,952
                 General Obligation Bonds, Series 2007, 5.000%, 12/01/31

        2,665   Newark City School District, Licking County, Ohio, General           12/15 at 100.00         Aaa          2,768,935
                 Obligation Bonds, Series 2005, 5.000%, 12/01/28 - FGIC Insured

        1,960   Portage County, Ohio, General Obligation Bonds, Series 2001,         12/11 at 100.00         Aaa          2,039,027
                 5.000%, 12/01/25 - FGIC Insured

        1,000   Powell, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         Aaa          1,071,170
                 5.500%, 12/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,900   Total Tax Obligation/General                                                                             17,660,604
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 18.7% (12.1% OF TOTAL INVESTMENTS)

          725   Hamilton County Convention Facilities Authority, Ohio, First Lien     6/14 at 100.00         Aaa            734,171
                 Revenue Bonds, Series 2004, 5.000%, 12/01/33 - FGIC Insured

        1,400   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,            12/16 at 100.00         Aaa          1,447,894
                 Series 2006, 5.000%, 12/01/32 - AMBAC Insured

          250   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            262,380
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        1,000   Ohio State Building Authority, State Facilities Bonds, Adult          4/15 at 100.00         AAA          1,060,120
                 Correctional Building Fund Project, Series 2005A,
                 5.000%, 4/01/23 - FSA Insured

        1,500   Ohio, State Appropriation Lease Bonds, Higher Education Capital         No Opt. Call         AAA          1,591,905
                 Facilities, Series 2002A-II, 5.500%, 12/01/09 - MBIA Insured

        1,095   Ohio, State Appropriation Lease Bonds, Parks and Recreation          12/13 at 100.00          AA          1,186,641
                 Capital Facilities, Series 2004A-II, 5.000%, 12/01/18

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00        BBB+          1,063,300
                 Revenue Refunding Bonds, Series 2002E, 5.750%, 7/01/24

          620   Puerto Rico Infrastructure Financing Authority, Special                 No Opt. Call         AAA            142,674
                 Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/35 -
                 AMBAC Insured

        1,000   Summit County Port Authority, Ohio, Revenue Bonds,                   12/11 at 100.00         AAA          1,056,770
                 Civic Theatre Project, Series 2001, 5.500%, 12/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,590   Total Tax Obligation/Limited                                                                              8,545,855
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 26.3% (17.0% OF TOTAL INVESTMENTS) (4)

        2,345   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,          1/10 at 101.00         AAA          2,495,690
                 5.250%, 1/01/18 (Pre-refunded 1/01/10) - FSA Insured

        1,605   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          1,860,853
                 Obligation Bonds, Series 2004, 5.500%, 12/01/15
                 (Pre-refunded 12/01/14) - FSA Insured

        1,000   Greater Cleveland Regional Transit Authority, Ohio, General          12/11 at 100.00         Aaa          1,095,930
                 Obligation Capital Improvement Bonds, Series 2001A,
                 5.125%, 12/01/21 (Pre-refunded 12/01/11) - MBIA Insured

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement Revenue     10/08 at 101.00     BBB (4)          1,033,960
                 Bonds, Twin Towers, Series 1999A, 5.800%, 10/01/23
                 (Pre-refunded 10/01/08)

        2,250   Lebanon City School District, Warren County, Ohio, General           12/11 at 100.00         AAA          2,496,510
                 Obligation Bonds, Series 2001, 5.500%, 12/01/21
                 (Pre-refunded 12/01/11) - FSA Insured

        1,000   Marysville Exempted Village School District, Ohio, Certificates       6/15 at 100.00         AAA          1,144,040
                 of Participation, School Facilities Project, Series 2005,
                 5.250%, 12/01/21 (Pre-refunded 6/01/15) - MBIA Insured


                                       51

NBJ
Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,050   Olentangy Local School District, Delaware and Franklin Counties,      6/14 at 100.00         Aaa     $    1,208,046
                 Ohio, General Obligation Bonds, Series 2004A, 5.500%, 12/01/15
                 (Pre-refunded 6/01/14) - FGIC Insured

          635   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00      A- (4)            708,425
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       10,885   Total U.S. Guaranteed                                                                                    12,043,454
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.1% (5.9% OF TOTAL INVESTMENTS)

        2,500   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,560,500
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

          595   Ohio Municipal Electric Generation Agency, Beneficial Interest        2/14 at 100.00         AAA            630,694
                 Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                 Series 2004, 5.000%, 2/15/20 - AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal Revenue        9/08 at 102.00         N/R            981,660
                 Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,095   Total Utilities                                                                                           4,172,854
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 0.9% (0.6% OF TOTAL INVESTMENTS)

          130   City of Marysville, Ohio, Water System Mortgage Revenue Bonds,       12/17 at 100.00         Aaa            134,849
                 Series 2007, 5.000%, 12/01/32 - AMBAC Insured

          270   Ohio Water Development Authority, Revenue Bonds, Fresh Water         12/11 at 100.00         AAA            287,439
                 Development, Series 2001A, 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
          400   Total Water and Sewer                                                                                       422,288
------------------------------------------------------------------------------------------------------------------------------------
$      68,450   Total Investments (cost $69,117,068) - 154.9%                                                            70,902,310
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.8)%                                                                       (1,270,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.3%                                                                        139,847
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)% (5)                                                    (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   45,772,157
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (33.8)%.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NVJ
Nuveen Ohio Dividend Advantage Municipal Fund 3
Portfolio of INVESTMENTS
                                                    January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.3% (2.8% OF TOTAL INVESTMENTS)

$       1,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco         6/17 at 100.00         BBB     $      965,770
                 Settlement Asset-Backed Revenue Bonds, Senior Lien,
                 Series 2007A-2, 5.875%, 6/01/47

          440   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            427,526
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,440   Total Consumer Staples                                                                                    1,393,296
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 9.4% (6.2% OF TOTAL INVESTMENTS)

          350   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            352,496
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,125   Ohio Higher Education Facilities Commission, Revenue Bonds,           5/12 at 100.00          A2          1,205,843
                 Ohio Northern University, Series 2002, 5.750%, 5/01/16

          500   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa2            500,445
                 Wittenberg University, Series 2005, 5.000%, 12/01/24

        1,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          1,034,950
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,975   Total Education and Civic Organizations                                                                   3,093,734
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.4% (8.7% OF TOTAL INVESTMENTS)

          185   Akron, Bath and Copley Joint Township Hospital District, Ohio,          No Opt. Call        Baa1            187,544
                 Hospital Facilities Revenue Bonds, Summa Health System,
                 Series 1998A, 5.000%, 11/15/08

        1,100   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         Aaa          1,102,508
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 5.000%, 5/15/31 - FGIC Insured

        1,750   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/12 at 101.00           A          1,824,025
                 Regional Medical Center, Series 2002A, 5.500%, 8/15/22

          160   Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds,      5/16 at 100.00          A-            165,317
                 Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21

          500   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA            502,225
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          335   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            348,809
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30

          250   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            245,070
                 Health System Group, Series 2006, 5.250%, 11/15/36

------------------------------------------------------------------------------------------------------------------------------------
        4,280   Total Health Care                                                                                         4,375,498
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.5% (2.9% OF TOTAL INVESTMENTS)

          200   Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing         10/18 at 101.00         Aaa            202,308
                 Revenue Bonds, Canterbury Court Project, Series 2007,
                 5.500%, 10/20/42 (Alternative Minimum Tax)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
          150    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         N/R            152,718
          200    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            186,000


                                       53

NVJ
Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         200   Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds,         No Opt. Call         Aaa     $      195,782
                 Warren Heights Project, GNMA Collateralized, Series 2007,
                 5.100%, 11/20/48 (Alternative Minimum Tax)

          750   Summit County Port Authority, Ohio, Multifamily Housing Revenue       9/17 at 102.00         AAA            732,713
                 Bonds, Callis Tower Apartments Project, Series 2007,
                 5.250%, 9/20/47 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Housing/Multifamily                                                                                 1,469,521
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.9% (2.6% OF TOTAL INVESTMENTS)

          160   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa            168,454
                 Program Residential Mortgage Revenue Bonds, Series 2000C,
                 6.050%, 3/01/32 (Alternative Minimum Tax)

          540   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa            569,408
                 Program Residential Mortgage Revenue Bonds, Series 2000D,
                 5.450%, 9/01/31 (Alternative Minimum Tax)

           45   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          8/10 at 100.00         Aaa             45,635
                 Program Residential Mortgage Revenue Bonds, Series 2000F,
                 5.625%, 9/01/16

          500   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa            491,480
                 Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,245   Total Housing/Single Family                                                                               1,274,977
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.5% (1.7% OF TOTAL INVESTMENTS)

          480   Ohio State Water Development Authority, Solid Waste Revenue           7/12 at 100.00          B+            452,582
                 Bonds, Allied Waste Industries, Inc., Series 2007A,
                 5.150%, 7/15/15 (Alternative Minimum Tax)

          400   Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue    7/17 at 102.00         N/R            380,232
                 Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          880   Total Industrials                                                                                           832,814
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.5% (1.7% OF TOTAL INVESTMENTS)

          900   Hamilton County, Ohio, Health Care Revenue Refunding Bonds,           1/17 at 100.00         BBB            829,692
                 Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 27.3% (17.9% OF TOTAL INVESTMENTS)

        1,815   Columbus City School District, Franklin County, Ohio, General           No Opt. Call         AAA            697,831
                 Obligation Bonds, Series 2006, 0.000%, 12/01/27 - FSA Insured

          300   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+            326,004
                 5.000%, 12/01/21

        1,000   Franklin County, Ohio, General Obligation Bonds, Series 2007,        12/17 at 100.00         AAA          1,067,590
                 5.000%, 12/01/27

        1,275   Hamilton City School District, Ohio, General Obligation Bonds,        6/17 at 100.00         AAA          1,334,453
                 Series 2007, 5.000%, 12/01/34 - FSA Insured (UB)

        1,000   Kenston Local School District, Geauga County, Ohio, General           6/13 at 100.00         Aaa          1,053,930
                 Obligation Bonds, Series 2003, 5.000%, 12/01/22 - MBIA Insured
          200   Lakewood City School District, Cuyahoga County, Ohio, General        12/17 at 100.00         Aaa            210,872
                 Obligation Bonds, Series 2007, 5.000%, 12/01/25 - FGIC Insured

        1,270   Lorain, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         Aaa          1,326,655
                 5.125%, 12/01/26 - AMBAC Insured

          500   Marysville Exempted School District, Union County, Ohio, General     12/15 at 100.00         AAA            528,660
                 Obligation Bonds, Series 2006, 5.000%, 12/01/25 - FSA Insured

          100   Mason City School District, Counties of Warren and Butler, Ohio,      6/17 at 100.00         Aa1            104,976
                 General Obligation Bonds, Series 2007, 5.000%, 12/01/31

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,061,950
                 Bonds, Series 2001B, 5.000%, 9/15/20

        1,130   Solon, Ohio, General Obligation Refunding and Improvement            12/12 at 100.00         AA+          1,214,863
                 Bonds, Series 2002, 5.000%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
        9,590   Total Tax Obligation/General                                                                              8,927,784
------------------------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 23.1% (15.1% OF TOTAL INVESTMENTS)

$         600   Hamilton County Convention Facilities Authority, Ohio, First Lien     6/14 at 100.00         Aaa     $      607,590
                 Revenue Bonds, Series 2004, 5.000%, 12/01/33 - FGIC Insured

        1,000   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,            12/16 at 100.00         Aaa          1,034,210
                 Series 2006, 5.000%, 12/01/32 - AMBAC Insured

        1,000   Midview Local School District, Lorain County, Ohio, Certificates      5/13 at 100.00           A          1,007,500
                 of Participation, Series 2003, 5.000%, 11/01/30

        1,250   Ohio State Building Authority, State Facilities Bonds,                4/12 at 100.00         AAA          1,362,538
                 Administrative Building Fund Projects, Series 2002A,
                 5.500%, 4/01/18 - FSA Insured

          200   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            209,904
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        1,000   Ohio, State Appropriation Lease Bonds, Higher Education Capital         No Opt. Call         AAA          1,061,270
                 Facilities, Series 2002A-II, 5.500%, 12/01/09 - MBIA Insured

        2,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          2,280,000
                 Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,050   Total Tax Obligation/Limited                                                                              7,563,012
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,550   Ohio Turnpike Commission, Revenue Refunding Bonds,                      No Opt. Call         Aaa          1,782,299
                 Series 1998A, 5.500%, 2/15/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 50.1% (32.8% OF TOTAL INVESTMENTS) (4)

        1,000   Canal Winchester Local School District, Franklin and Fairfield       12/08 at 102.00         Aaa          1,046,480
                 Counties, Ohio, Unlimited Tax General Obligation School
                 Improvement Bonds, Series 1998, 5.300%, 12/01/25
                 (Pre-refunded 12/01/08) - FGIC Insured

          725   Eaton City School District, Preble County, Ohio, General Obligation  12/12 at 101.00         Aaa            832,938
                 Bonds, Series 2002, 5.750%, 12/01/21 (Pre-refunded 12/01/12) -
                 FGIC Insured

        1,300   Granville Exempt Village School District, Ohio, General Obligation   12/11 at 100.00     Aa2 (4)          1,442,428
                 Bonds, Series 2001, 5.500%, 12/01/28 (Pre-refunded 12/01/11)

          500   Hamilton County, Ohio, Healthcare Facilities Improvement Revenue     10/08 at 101.00     BBB (4)            516,815
                 Bonds, Twin Towers, Series 1999A, 5.750%, 10/01/19
                 (Pre-refunded 10/01/08)

        1,000   Hilliard, Ohio, General Obligation Bonds, Series 2002,               12/12 at 100.00     Aa2 (4)          1,123,160
                 5.375%, 12/01/22 (Pre-refunded 12/01/12)

        1,190   Miami East Local School District, Miami County, Ohio, General         6/12 at 100.00         AAA          1,313,272
                 Obligation Bonds, Series 2002, 5.125%, 12/01/29
                 (Pre-refunded 6/01/12) - FSA Insured

        1,000   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,           4/10 at 101.00       A (4)          1,101,100
                 Kettering Medical Center, Series 1999, 6.750%, 4/01/18
                 (Pre-refunded 4/01/10)

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic Health               9/11 at 100.00      AA (4)          1,102,260
                 Initiatives, Series 2001, 5.500%, 9/01/12 (Pre-refunded 9/01/11)

        2,000   Ohio Higher Education Facilities Commission, Revenue Bonds,          10/12 at 100.00     AA- (4)          2,247,660
                 Case Western Reserve University, Series 2002B,
                 5.500%, 10/01/22 (Pre-refunded 10/01/12)

        1,000   Ohio State University, General Receipts Bonds, Series 1999A,         12/09 at 101.00      AA (4)          1,075,510
                 5.800%, 12/01/29 (Pre-refunded 12/01/09)

        1,000   Olentangy Local School District, Delaware and Franklin Counties,      6/14 at 100.00         Aaa          1,136,150
                 Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/21
                 (Pre-refunded 6/01/14) - FGIC Insured

        1,000   Parma Community General Hospital Association, Ohio, Hospital         11/08 at 101.00     N/R (4)          1,034,090
                 Revenue Refunding and Improvement Bonds, Series 1998,
                 5.375%, 11/01/29 (Pre-refunded 11/01/08)

        1,535   Pickerington Local School District, Fairfield and Franklin Counties, 12/11 at 100.00         Aaa          1,688,040
                 Ohio, General Obligation Bonds, School Facilities Construction
                 and Improvement, Series 2001, 5.250%, 12/01/20 (Pre-refunded
                 12/01/11) - FGIC Insured

          665   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00      A- (4)            741,894
                 Bonds, MedCentral Health System Obligated Group, Series 2000B,
                 6.375%, 11/15/30 (Pre-refunded 11/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       14,915   Total U.S. Guaranteed                                                                                    16,401,797
------------------------------------------------------------------------------------------------------------------------------------


                                       55

NVJ
Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS January 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.9% (3.2% OF TOTAL INVESTMENTS)

$       1,500   American Municipal Power Ohio Inc., Wadsworth, Electric System        2/12 at 100.00         Aaa     $    1,623,060
                 Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.3% (0.8% OF TOTAL INVESTMENTS)

          130   City of Marysville, Ohio, Water System Mortgage Revenue Bonds,       12/17 at 100.00         Aaa            134,849
                 Series 2007, 5.000%, 12/01/32 - AMBAC Insured

          270   Ohio Water Development Authority, Revenue Bonds, Fresh Water         12/11 at 100.00         AAA            287,437
                 Development, Series 2001A, 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
          400   Total Water and Sewer                                                                                       422,286
------------------------------------------------------------------------------------------------------------------------------------
$      48,225   Total Investments (cost $47,739,410) - 152.6%                                                            49,989,770
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.6)%                                                                         (850,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                                        119,455
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)% (5)                                                    (16,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   32,759,225
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT JANUARY 31, 2008:

                                      FUND                                      FIXED RATE                               UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT   EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY     DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank
   of Canada      $1,500,000           Pay               SIFM        4.335%      Quarterly      8/06/08      8/06/37       $124,060
====================================================================================================================================
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (33.0)%.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                    January 31, 2008 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $256,010,090,
   $166,641,159 and $44,980,355, respectively)                                      $267,616,251      $171,739,170      $46,152,912
Cash                                                                                     774,365         1,205,196               --
Unrealized appreciation on forward swaps                                                      --           148,628               --
Receivables:
   Interest                                                                            3,096,715         2,267,852          561,219
   Investments sold                                                                    3,151,174         3,355,038          550,788
Other assets                                                                              24,394             7,372            7,888
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                      274,662,899       178,723,256       47,272,807
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --           93,662
Floating rate obligations                                                              3,870,000         8,105,000          715,000
Accrued expenses:
   Management fees                                                                       143,979            91,313           17,130
   Other                                                                                  67,472            33,249            9,550
Common share dividends payable                                                           572,120           368,166          115,928
Preferred share dividends payable                                                         67,384            34,074            1,419
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                   4,720,955         8,631,802          952,689
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                94,000,000        56,000,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $175,941,944      $114,091,454      $30,320,118
====================================================================================================================================
Common shares outstanding                                                             11,714,953         7,751,048        2,066,986
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.02      $      14.72      $     14.67
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    117,150      $     77,510      $    20,670
Paid-in surplus                                                                      163,945,766       108,391,489       29,276,260
Undistributed (Over-distribution of) net investment income                               (32,076)         (148,267)         (52,527)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                               304,943           524,083          (96,842)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                                            11,606,161         5,246,639        1,172,557
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $175,941,944      $114,091,454      $30,320,118
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000        Unlimited
   Preferred                                                                           1,000,000         1,000,000        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES (continued)
                                                    January 31, 2008 (Unaudited)
                                                                            OHIO             OHIO              OHIO            OHIO
                                                                         QUALITY         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NUO)            (NXI)             (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $228,866,365, $93,257,140,
   $69,117,068 and $47,739,410, respectively)                       $236,678,204      $96,613,804       $70,902,310     $49,989,770
Cash                                                                          --               --                --              --
Unrealized appreciation on forward swaps                                      --          196,011                --         124,060
Receivables:
   Interest                                                            2,673,579        1,148,057           762,764         602,497
   Investments sold                                                           --               --                --              --
Other assets                                                               3,178            3,003             7,958           2,861
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                      239,354,961       97,960,875        71,673,032      50,719,188
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         2,263,938        1,267,158           403,630         469,020
Floating rate obligations                                              4,435,000        1,700,000         1,270,000         850,000
Accrued expenses:
   Management fees                                                       123,941           34,933            25,775          16,057
   Other                                                                  33,991           10,247             7,258           6,018
Common share dividends payable                                           455,098          215,913           157,098         116,185
Preferred share dividends payable                                         45,497            2,750            37,114           2,683
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                   7,357,465        3,231,001         1,900,875       1,459,963
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                77,000,000       31,000,000        24,000,000      16,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $154,997,496      $63,729,874       $45,772,157     $32,759,225
====================================================================================================================================
Common shares outstanding                                              9,746,032        4,244,093         3,121,477       2,158,458
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.90      $     15.02       $     14.66     $     15.18
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     97,460      $    42,441       $    31,215     $    21,585
Paid-in surplus                                                      147,811,741       60,269,433        44,255,705      30,541,089
Undistributed (Over-distribution of) net investment income              (221,818)           4,949          (131,522)        (25,081)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                              (501,726)        (139,624)         (168,483)       (152,788)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                             7,811,839        3,552,675         1,785,242       2,374,420
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $154,997,496      $63,729,874       $45,772,157     $32,759,225
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000        Unlimited         Unlimited       Unlimited
   Preferred                                                           1,000,000        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                   Six Months Ended January 31, 2008 (Unaudited)
                                                                                         MICHIGAN          MICHIGAN        MICHIGAN
                                                                                          QUALITY           PREMIUM        DIVIDEND
                                                                                           INCOME            INCOME       ADVANTAGE
                                                                                            (NUM)             (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $ 6,590,552       $ 4,295,669      $1,136,204
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                           847,877           537,669         147,460
Preferred shares - auction fees                                                           118,467            70,575          20,165
Preferred shares - dividend disbursing agent fees                                          10,041            10,046           5,034
Shareholders' servicing agent fees and expenses                                            10,536             7,895             364
Interest expense on floating rate obligations                                              69,062           145,491          12,759
Custodian's fees and expenses                                                              36,758            19,490           8,151
Directors'/Trustees' fees and expenses                                                      3,034             2,379             560
Professional fees                                                                          10,709             8,330           3,952
Shareholders' reports - printing and mailing expenses                                      24,430            18,794           6,915
Stock exchange listing fees                                                                 4,856             4,860              88
Investor relations expense                                                                 13,148             8,550           2,645
Other expenses                                                                             14,710             8,216           6,345
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                    1,163,628           842,295         214,438
   Custodian fee credit                                                                    (7,311)           (4,444)         (3,159)
   Expense reimbursement                                                                       --                --         (50,339)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            1,156,317           837,851         160,940
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   5,434,235         3,457,818         975,264
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                            644,897           597,809         163,910
   Forward swaps                                                                               --           (73,636)             --
   Futures                                                                                     --                --              --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                          1,625,138           500,671         (92,244)
   Forward swaps                                                                               --           284,992              --
   Futures                                                                                     --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                 2,270,035         1,309,836          71,666
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                             (1,384,898)         (891,287)       (244,166)
From accumulated net realized gains                                                      (431,262)         (187,020)        (48,339)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                        (1,816,160)       (1,078,307)       (292,505)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $ 5,888,110       $ 3,689,347      $  754,425
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS (continued)
                                   Six Months Ended January 31, 2008 (Unaudited)
                                                                           OHIO             OHIO              OHIO             OHIO
                                                                        QUALITY         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NUO)            (NXI)             (NBJ)            (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 5,775,657       $2,357,483        $1,714,799      $1,212,945
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          729,323          300,268           221,702         155,439
Preferred shares - auction fees                                           97,042           39,069            30,246          20,794
Preferred shares - dividend disbursing agent fees                         15,050            5,020             5,034           5,020
Shareholders' servicing agent fees and expenses                           11,346              493               546             409
Interest expense on floating rate obligations                            190,484           75,339            56,333          38,653
Custodian's fees and expenses                                             61,406           12,307             9,883           9,522
Directors'/Trustees' fees and expenses                                     2,840            1,258               516             639
Professional fees                                                         10,199            4,619             4,405           3,869
Shareholders' reports - printing and mailing expenses                     24,955           14,176             9,759           6,668
Stock exchange listing fees                                                4,900              182               134              92
Investor relations expense                                                13,014            4,295             4,598           3,272
Other expenses                                                            10,532            7,221             5,767           5,339
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,171,091          464,247           348,923         249,716
   Custodian fee credit                                                   (7,399)          (4,026)           (3,960)         (4,407)
   Expense reimbursement                                                      --          (94,693)          (75,682)        (61,275)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,163,692          365,528           269,281         184,034
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4,611,965        1,991,955         1,445,518       1,028,911
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                          (224,751)          59,938          (122,796)       (145,048)
   Forward swaps                                                        (113,636)         (40,909)          (45,455)             --
   Futures                                                                    --               --                --          26,355
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         1,963,141          718,068           448,639         698,047
   Forward swaps                                                         141,307          309,057            56,523         124,060
   Futures                                                                    --               --                --         (11,702)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                1,766,061        1,046,154           336,911         691,712
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (1,236,265)        (488,372)         (437,183)       (241,232)
From accumulated net realized gains                                     (235,804)        (133,387)          (67,354)        (45,494)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (1,472,069)        (621,759)         (504,537)       (286,726)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $ 4,905,957       $2,416,350        $1,277,892      $1,433,897
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (Unaudited)
                                           MICHIGAN                             MICHIGAN                           MICHIGAN
                                     QUALITY INCOME (NUM)                 PREMIUM INCOME (NMP)             DIVIDEND ADVANTAGE (NZW)
                                 -----------------------------        ---------------------------        ---------------------------
                                  SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                       ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED      YEAR ENDED
                                     1/31/08           7/31/07           1/31/08          7/31/07           1/31/08         7/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 5,434,235      $ 11,023,625        $3,457,818      $ 6,952,299        $  975,264     $ 1,965,259
Net realized gain (loss) from:
   Investments                       644,897         2,021,802           597,809        1,318,366           163,910         397,159
   Forward swaps                          --                --           (73,636)              --                --         (50,922)
   Futures                                --                --                --               --                --              --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                     1,625,138        (3,145,750)          500,671       (2,008,515)          (92,244)       (641,385)
   Forward swaps                          --                 --          284,992         (136,364)               --          23,573
   Futures                                --                 --               --               --                --              --
Distributions to
   Preferred Shareholders:
   From net investment income     (1,384,898)       (2,968,560)         (891,287)      (1,756,872)         (244,166)       (505,441)
   From accumulated net
      realized gains                (431,262)         (232,090)         (187,020)        (174,588)          (48,339)         (4,070)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                 5,888,110         6,699,027         3,689,347        4,194,326           754,425       1,184,173
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (3,995,973)       (8,329,332)       (2,581,101)      (5,530,371)         (731,710)     (1,592,223)
From accumulated net
   realized gains                 (1,193,754)         (859,878)         (574,353)        (717,747)         (150,270)        (16,105)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders         (5,189,727)       (9,189,210)       (3,155,454)      (6,248,118)         (881,980)     (1,608,328)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions          --                --                --               --             8,679          40,054
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions             --                --                --               --             8,679          40,054
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       698,383        (2,490,183)          533,893       (2,053,792)         (118,876)       (384,101)
Net assets applicable to Common
   shares at the beginning
   of period                     175,243,561       177,733,744       113,557,561      115,611,353        30,438,994      30,823,095
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $175,941,944      $175,243,561      $114,091,454     $113,557,561       $30,320,118     $30,438,994
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period         $    (32,076)     $    (85,440)       $ (148,267)    $   (133,697)      $   (52,527)    $   (51,915)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (continued) (Unaudited)
                                             OHIO                                 OHIO                               OHIO
                                     QUALITY INCOME (NUO)               DIVIDEND ADVANTAGE (NXI)          DIVIDEND ADVANTAGE 2 (NBJ)
                                 ----------------------------        ---------------------------        ---------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                    1/31/08           7/31/07           1/31/08          7/31/07           1/31/08          7/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 4,611,965       $ 9,361,633       $ 1,991,955      $ 3,996,849       $ 1,445,518     $ 2,885,530
Net realized gain (loss) from:
   Investments                      (224,751)        1,187,125            59,938          458,042          (122,796)        356,781
   Forward swaps                    (113,636)               --           (40,909)              --           (45,455)             --
   Futures                                --                --                --               --                --              --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                     1,963,141        (2,229,443)          718,068         (728,528)          448,639        (612,925)
   Forward swaps                     141,307          (141,307)          309,057         (113,046)           56,523         (56,523)
   Futures                                --                --                --               --                --              --
Distributions to
   Preferred Shareholders:
   From net investment income     (1,236,265)       (2,526,574)         (488,372)      (1,023,335)         (437,183)       (788,031)
   From accumulated net
      realized gains                (235,804)         (109,526)         (133,387)         (34,050)          (67,354)        (39,456)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                 4,905,957         5,541,908         2,416,350        2,555,932         1,277,892       1,745,376
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (3,303,905)       (7,105,832)       (1,400,552)      (3,063,555)       (1,014,479)     (2,156,940)
From accumulated net realized gains (656,883)         (409,333)         (399,794)        (131,955)         (185,104)       (137,033)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders         (3,960,788)       (7,515,165)       (1,800,346)      (3,195,510)       (1,199,583)     (2,293,973)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions          --                --                --           17,968                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions             --                --                --           17,968                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       945,169        (1,973,257)          616,004         (621,610)           78,309        (548,597)
Net assets applicable to Common
   shares at the beginning
   of period                     154,052,327       156,025,584        63,113,870       63,735,480        45,693,848      46,242,445
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $154,997,496      $154,052,327       $63,729,874      $63,113,870       $45,772,157     $45,693,848
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                    $   (221,818)     $   (293,613)      $     4,949      $   (98,082)      $  (131,522)    $  (125,378)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                         DIVIDEND ADVANTAGE 3 (NVJ)
                                                                                                        ----------------------------
                                                                                                        SIX MONTHS
                                                                                                             ENDED       YEAR ENDED
                                                                                                           1/31/08          7/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 1,028,911     $ 2,070,882
Net realized gain (loss) from:
   Investments                                                                                             (145,048)        233,291
   Forward swaps                                                                                                 --         (32,854)
   Futures                                                                                                   26,355          34,159
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                                              698,047        (450,205)
   Forward swaps                                                                                            124,060          15,013
   Futures                                                                                                  (11,702)        (11,622)
Distributions to Preferred Shareholders:
   From net investment income                                                                              (241,232)       (530,895)
   From accumulated net realized gains                                                                      (45,494)        (21,569)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                        1,433,897       1,306,200
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                 (736,034)    (1,545,319)
From accumulated net realized gains                                                                        (132,313)       (76,833)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                  (868,347)     (1,622,152)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                                                                 --           3,269
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                                                    --           3,269
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                              565,550        (312,683)
Net assets applicable to Common
   shares at the beginning of period                                                                     32,193,675      32,506,358
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $32,759,225     $32,193,675
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                                                                            $   (25,081)    $   (76,726)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund
(NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective January 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income
Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not," (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the status of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. the last four tax year ends and the interim tax period since than). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended January 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --          840           --
   Series W                                         --           --          640
   Series TH                                     3,200        1,400           --
   Series F                                        560           --           --
--------------------------------------------------------------------------------
Total                                            3,760        2,240          640
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


                                    OHIO         OHIO         OHIO          OHIO
                                 QUALITY     DIVIDEND     DIVIDEND      DIVIDEND
                                  INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                   (NUO)        (NXI)        (NBJ)         (NVJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                          680           --           --            --
   Series T                           --           --           --           660
   Series W                           --        1,240           --            --
   Series TH                       1,400           --           --            --
   Series TH2                      1,000           --           --            --
   Series F                           --           --          960            --
--------------------------------------------------------------------------------
Total                              3,080        1,240          960           660
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (1) to cause the holders of the floating rate certificates to tender their notes at par, and (2) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended January 31, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended January 31, 2008, were as follows:

                           MICHIGAN     MICHIGAN      MICHIGAN         OHIO         OHIO         OHIO         OHIO
                            QUALITY      PREMIUM      DIVIDEND      QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                             INCOME       INCOME     ADVANTAGE       INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                              (NUM)        (NMP)         (NZW)        (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Average floating
   rate obligations      $3,870,000   $8,105,000      $715,000  $10,545,788   $4,169,783   $3,118,016   $2,138,940
Average annual
   interest rate
   and fees                   3.54%        3.56%         3.54%        3.58%        3.58%        3.58%        3.58%
==================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Michigan Premium Income
(NMP), Ohio Dividend Advantage (NXI) and Ohio Dividend Advantage 3 (NVJ) were the only Funds to invest in forward interest rate swap transactions during the six months ended January 31, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


2. FUND SHARES

Transactions in Common shares were as follows:

                                          MICHIGAN QUALITY           MICHIGAN PREMIUM          MICHIGAN DIVIDEND
                                            INCOME (NUM)               INCOME (NMP)             ADVANTAGE (NZW)
                                      ------------------------   -----------------------   -----------------------
                                      SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                           ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                         1/31/08       7/31/07      1/31/08      7/31/07      1/31/08      7/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions              --            --           --           --          595        2,587
==================================================================================================================
                                            OHIO QUALITY               OHIO DIVIDEND             OHIO DIVIDEND
                                            INCOME (NUO)              ADVANTAGE (NXI)          ADVANTAGE 2 (NBJ)
                                      ------------------------   -----------------------   ------------------------
                                      SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                           ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                         1/31/08       7/31/07      1/31/08      7/31/07      1/31/08      7/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions              --            --           --        1,177           --           --
==================================================================================================================
                                                                                                 OHIO DIVIDEND
                                                                                               ADVANTAGE 3 (NVJ)
                                                                                           -----------------------
                                                                                           SIX MONTHS
                                                                                                ENDED   YEAR ENDED
                                                                                              1/31/08      7/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                                   --          219
==================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2008, were as follows:

                                                                                MICHIGAN     MICHIGAN     MICHIGAN
                                                                                 QUALITY      PREMIUM     DIVIDEND
                                                                                  INCOME       INCOME    ADVANTAGE
                                                                                   (NUM)        (NMP)        (NZW)
------------------------------------------------------------------------------------------------------------------
Purchases                                                                    $ 6,052,572   $3,717,173   $2,588,187
Sales and maturities                                                          10,768,159    8,361,813    3,091,926
==================================================================================================================
                                                                       OHIO         OHIO         OHIO         OHIO
                                                                    QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Purchases                                                       $13,168,380  $ 8,379,841   $6,201,693   $5,284,770
Sales and maturities                                             22,643,112   10,687,884    8,254,381    6,063,658
==================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2008, the cost of investments was as follows:

                                                                                MICHIGAN     MICHIGAN     MICHIGAN
                                                                                 QUALITY      PREMIUM     DIVIDEND
                                                                                  INCOME       INCOME    ADVANTAGE
                                                                                   (NUM)        (NMP)        (NZW)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                                        $252,261,037  $158,515,165  $44,515,558
==================================================================================================================
                                                                       OHIO         OHIO         OHIO         OHIO
                                                                    QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                            $224,345,416  $91,449,704  $67,830,113  $46,901,852
==================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

                                                                                MICHIGAN     MICHIGAN     MICHIGAN
                                                                                 QUALITY      PREMIUM     DIVIDEND
                                                                                  INCOME       INCOME    ADVANTAGE
                                                                                   (NUM)        (NMP)        (NZW)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                              $13,568,350  $ 6,391,734   $1,683,571
   Depreciation                                                               (2,085,752)  (1,274,412)    (761,711)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                    $11,482,598  $ 5,117,322   $  921,860
==================================================================================================================
                                                                       OHIO         OHIO         OHIO         OHIO
                                                                    QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                 $ 9,236,259   $4,033,250   $2,163,920   $2,503,037
   Depreciation                                                  (1,338,705)    (569,150)    (361,723)    (265,119)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       $ 7,897,554   $3,464,100   $1,802,197   $2,237,918
==================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2007, the Funds' last tax year end, were as follows:

                                                                                MICHIGAN     MICHIGAN     MICHIGAN
                                                                                 QUALITY      PREMIUM     DIVIDEND
                                                                                  INCOME       INCOME    ADVANTAGE
                                                                                   (NUM)        (NMP)        (NZW)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                         $  563,630     $307,896     $ 77,768
Undistributed net ordinary income **                                              68,426       12,818           --
Undistributed net long-term capital gains                                      1,411,370      748,463      193,565
==================================================================================================================
                                                                       OHIO         OHIO         OHIO         OHIO
                                                                    QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                              $239,058     $ 64,598     $ 40,409     $ 54,736
Undistributed net ordinary income **                                  8,990        1,814        3,297          217
Undistributed net long-term capital gains                           720,358      372,714      248,931      177,780
==================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 2, 2007, paid on August 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The tax character of distributions paid during the Funds' last tax year ended July 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                                MICHIGAN     MICHIGAN     MICHIGAN
                                                                                 QUALITY      PREMIUM     DIVIDEND
                                                                                  INCOME       INCOME    ADVANTAGE
                                                                                   (NUM)        (NMP)        (NZW)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                                     $11,324,987   $7,313,161   $2,109,139
Distributions from net ordinary income **                                             --           --           --
Distributions from net long-term capital gains                                 1,091,968      892,335       20,175
==================================================================================================================
                                                                       OHIO         OHIO         OHIO         OHIO
                                                                    QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NUO)        (NXI)        (NBJ)        (NVJ)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                         $9,691,928   $4,111,327   $2,959,465   $2,078,890
Distributions from net ordinary income **                             8,612           --        1,566       20,184
Distributions from net long-term capital gains                      511,427      166,005      174,923       78,218
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                   MICHIGAN QUALITY INCOME (NUM)
AVERAGE DAILY NET ASSETS                           MICHIGAN PREMIUM INCOME (NMP)
INCLUDING NET ASSETS                                   OHIO QUALITY INCOME (NUO)
(ATTRIBUTABLE TO PREFERRED SHARES)                           FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MICHIGAN DIVIDEND ADVANTAGE (NZW)
                                                   OHIO DIVIDEND ADVANTAGE (NXI)
AVERAGE DAILY NET ASSETS                         OHIO DIVIDEND ADVANTAGE 2 (NBJ)
(INCLUDING NET ASSETS                            OHIO DIVIDEND ADVANTAGE 3 (NVJ)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of January 31, 2008, the complex-level fee rate was .1847%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSETS BREAKPOINT LEVEL (1)     EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSETS BREAKPOINT LEVEL (1)     EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1698
$125 billion                                                              .1617
$200 billion                                                              .1536
$250 billion                                                              .1509
$300 billion                                                              .1490
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets'' means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Ohio Dividend Advantage's (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
MARCH 31,                                           MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                      2007                    .25%
2002                      .30                       2008                    .20
2003                      .30                       2009                    .15
2004                      .30                       2010                    .10
2005                      .30                       2011                    .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Michigan Dividend Advantage's (NZW) and Ohio Dividend Advantage 2's (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
SEPTEMBER 30,                                       SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                      2007                    .25%
2002                      .30                       2008                    .20
2003                      .30                       2009                    .15
2004                      .30                       2010                    .10
2005                      .30                       2011                    .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3's (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
MARCH 31,                                           MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                      2008                    .25%
2003                      .30                       2009                    .20
2004                      .30                       2010                    .15
2005                      .30                       2011                    .10
2006                      .30                       2012                    .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Directors/Trustees of each Fund considered and approved a new investment management agreement with the Adviser on the same terms as the previous agreements. Each new ongoing agreement was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation with significantly impact the ability of the Funds to pursue their investment objectives and policies.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


6. NEW ACCOUNTING PRONOUNCEMENT

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Municipal Auction Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that Municipal Auction Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Municipal Auction Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Municipal Auction Preferred stock.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 3, 2008, to shareholders of record on February 15, 2008, as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Dividend per share                              $.0555       $.0550       $.0585
================================================================================

                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Dividend per share                 $.0550       $.0540       $.0530       $.0555
================================================================================

Financial
HIGHLIGHTS (Unaudited)

Financial
HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                   Net
                   Beginning                               Investment          Capital            Investment      Capital
                      Common                      Net       Income to         Gains to             Income to     Gains to
                       Share         Net    Realized/       Preferred        Preferred                Common       Common
                   Net Asset  Investment   Unrealized          Share-           Share-                Share-       Share-
                       Value      Income   Gain (Loss)        holders+         holders+    Total     holders      holders      Total
====================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $14.96       $ .46        $ .20           $(.12)           $(.04)    $ .50       $(.34)       $(.10)   $ (.44)
2007                   15.17         .94         (.10)           (.25)            (.02)      .57        (.71)        (.07)     (.78)
2006                   15.88         .96         (.52)           (.21)            (.02)      .21        (.81)        (.11)     (.92)
2005                   15.51         .98          .57            (.13)            (.01)     1.41        (.93)        (.11)    (1.04)
2004                   15.14        1.01          .49            (.06)            (.01)     1.43        (.95)        (.11)    (1.06)
2003                   15.48        1.04         (.27)           (.08)            (.01)      .68        (.92)        (.10)    (1.02)

MICHIGAN PREMIUM
INCOME (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                14.65         .45          .15            (.11)            (.02)      .47        (.33)        (.07)     (.40)
2007                   14.92         .90         (.12)           (.23)            (.02)      .53        (.71)        (.09)     (.80)
2006                   15.55         .91         (.40)           (.18)            (.02)      .31        (.79)        (.15)     (.94)
2005                   15.19         .93          .50            (.11)              --      1.32        (.91)        (.05)     (.96)
2004                   15.24         .97          .38            (.04)            (.03)     1.28        (.94)        (.39)    (1.33)
2003                   15.56        1.03         (.37)           (.07)              --       .59        (.91)          --      (.91)
====================================================================================================================================
                                                                  Total Returns
                                                             ----------------------
                      Offering                                               Based
                     Costs and     Ending                                       on
                     Preferred     Common                     Based         Common
                         Share      Share        Ending          on      Share Net
                  Underwriting      Asset        Market      Market          Asset
                     Discounts      Value         Value       Value*         Value*
===================================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                   $ --     $15.02        $13.61        (.71)%         3.41%
2007                        --      14.96         14.16        3.64           3.77
2006                        --      15.17         14.41       (2.28)          1.41
2005                        --      15.88         15.67        9.94           9.28
2004                        --      15.51         15.20        5.17           9.52
2003                        --      15.14         15.45        2.40           4.35

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                     --      14.72         13.33        (.43)          3.30
2007                        --      14.65         13.80        2.16           3.59
2006                        --      14.92         14.27       (3.12)          2.06
2005                        --      15.55         15.68       16.03           8.80
2004                        --      15.19         14.37        5.46           8.56
2003                        --      15.24         14.85        2.64           3.71
===================================================================================
                                                                 Ratios/Supplemental Data
                  -----------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets               Ratios to Average Net Assets
                                         Applicable to Common Shares               Applicable to Common Shares
                                         Before Credit/Reimbursement                After Credit/Reimbursement**
                                 ------------------------------------------  ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable        Expenses       Expenses          Net        Expenses       Expenses          Net    Portfolio
                    to Common       Including      Excluding   Investment       Including      Excluding   Investment     Turnover
                  Shares (000)   Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++       Rate
===================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)              $175,942        1.32%***       1.24%***     6.15%***        1.31%***       1.23%***    6.15%***             2%
2007                  175,244        1.26           1.22         6.12            1.24           1.20        6.14                13
2006                  177,734        1.23           1.23         6.17            1.22           1.22        6.19                18
2005                  185,900        1.22           1.22         6.13            1.21           1.21        6.14                 8
2004                  181,114        1.22           1.22         6.44            1.22           1.22        6.45                15
2003                  176,186        1.24           1.24         6.56            1.24           1.24        6.57                15

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               114,091        1.47***        1.22***      6.03***         1.46***        1.21***     6.04***              2
2007                  113,558        1.38           1.22         5.97            1.37           1.21        5.98                15
2006                  115,611        1.20           1.20         6.03            1.19           1.19        6.03                 6
2005                  120,475        1.19           1.19         5.97            1.17           1.17        5.98                11
2004                  117,529        1.20           1.20         6.28            1.19           1.19        6.30                28
2003                  117,418        1.21           1.21         6.49            1.20           1.20        6.50                18
===================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
MICHIGAN QUALITY INCOME (NUM)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $94,000       $25,000      $71,793        $3,870      $70,572
2007               94,000        25,000       71,607         3,870       70,572
2006               94,000        25,000       72,270            --           --
2005               94,000        25,000       74,441            --           --
2004               94,000        25,000       73,169            --           --
2003               94,000        25,000       71,858            --           --

MICHIGAN PREMIUM INCOME (NMP)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)            56,000        25,000       75,934         8,105       21,986
2007               56,000        25,000       75,695         8,105       21,920
2006               56,000        25,000       76,612            --           --
2005               56,000        25,000       78,783            --           --
2004               56,000        25,000       77,468            --           --
2003               56,000        25,000       77,419            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  76-77 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                   Net
                   Beginning                               Investment          Capital            Investment      Capital
                      Common                      Net       Income to         Gains to             Income to     Gains to
                       Share         Net    Realized/       Preferred        Preferred                Common       Common
                   Net Asset  Investment   Unrealized          Share-           Share-                Share-       Share-
                       Value      Income   Gain (Loss)        holders+         holders+    Total     holders      holders      Total
====================================================================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $14.73        $.47        $ .03           $(.12)           $(.02)    $ .36       $(.35)       $(.07)    $(.42)
2007                   14.94         .95         (.14)           (.24)              --***    .57        (.77)        (.01)     (.78)
2006                   15.44         .97         (.40)           (.20)              --       .37        (.87)          --      (.87)
2005                   14.82         .98          .63            (.11)              --      1.50        (.89)          --      (.89)
2004                   14.30         .99          .47            (.05)              --      1.41        (.89)          --      (.89)
2003                   14.42         .99         (.20)           (.07)              --       .72        (.86)          --      (.86)
====================================================================================================================================
                                                                     Total Returns
                                                                ----------------------
                         Offering                                               Based
                        Costs and     Ending                                       on
                        Preferred     Common                     Based         Common
                            Share      Share        Ending          on      Share Net
                     Underwriting      Asset        Market      Market          Asset
                        Discounts      Value         Value       Value*         Value*
======================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                      $ --     $14.67        $13.60       (7.12)%         2.53%
2007                           --      14.73         15.10         .46           3.79
2006                           --      14.94         15.81        (.47)          2.46
2005                          .01      15.44         16.79       21.34          10.41
2004                           --      14.82         14.65        2.99          10.00
2003                          .02      14.30         15.10        9.19           5.01
======================================================================================
                                                                 Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                          Applicable to Common Shares               Applicable to Common Shares
                                          Before Credit/Reimbursement                After Credit/Reimbursement**
                                  ------------------------------------------  ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable        Expenses       Expenses          Net        Expenses       Expenses          Net    Portfolio
                     to Common       Including      Excluding   Investment       Including      Excluding   Investment     Turnover
                   Shares (000)   Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                $30,320       1.41%****      1.32%****    6.04%****       1.06%****       .97%****     6.39%****           6%
2007                    30,439       1.38           1.35         5.89             .96            .93          6.31               19
2006                    30,823       1.31           1.31         5.92             .83            .83          6.40                8
2005                    31,821       1.27           1.27         5.93             .81            .81          6.39                8
2004                    30,538       1.28           1.28         6.13             .81            .81          6.60                9
2003                    29,443       1.29           1.29         6.15             .82            .82          6.61                2
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================

MICHIGAN DIVIDEND ADVANTAGE (NZW)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $16,000       $25,000      $72,375          $715      $65,783
2007               16,000        25,000       72,561           715       65,950
2006               16,000        25,000       73,161            --           --
2005               16,000        25,000       74,720            --           --
2004               16,000        25,000       72,716            --           --
2003               16,000        25,000       71,005            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

*** Distributions from Capital Gains to Preferred Shareholders rounds to less than $0.01 per share.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.

                                  78-79 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                   Net
                   Beginning                               Investment          Capital            Investment      Capital
                      Common                      Net       Income to         Gains to             Income to     Gains to
                       Share         Net    Realized/       Preferred        Preferred                Common       Common
                   Net Asset  Investment   Unrealized          Share-           Share-                Share-       Share-
                       Value      Income   Gain (Loss)        holders+         holders+    Total     holders      holders     Total
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $15.81       $ .47        $ .18           $(.13)           $(.02)    $ .50      $ (.34)       $(.07)   $ (.41)
2007                   16.01         .96         (.12)           (.26)            (.01)      .57        (.73)        (.04)     (.77)
2006                   16.58         .98         (.42)           (.22)            (.01)      .33        (.85)        (.05)     (.90)
2005                   16.21        1.02          .49            (.12)              --      1.39        (.98)        (.04)    (1.02)
2004                   16.17        1.07          .25            (.06)            (.01)     1.25       (1.00)        (.21)    (1.21)
2003                   16.36        1.10         (.22)           (.08)              --       .80        (.99)          --      (.99)

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                14.87         .47          .25            (.12)            (.03)      .57        (.33)        (.09)     (.42)
2007                   15.02         .94         (.09)           (.24)            (.01)      .60        (.72)        (.03)     (.75)
2006                   15.55         .96         (.40)           (.21)              --       .35        (.85)        (.03)     (.88)
2005                   15.05        1.00          .57            (.11)              --      1.46        (.96)          --      (.96)
2004                   14.66        1.04          .40            (.06)              --      1.38        (.97)        (.02)     (.99)
2003                   14.83        1.05         (.23)           (.07)              --       .75        (.92)        (.01)     (.93)
====================================================================================================================================




                                                                    Total Returns
                                                               ----------------------
                        Offering                                               Based
                       Costs and     Ending                                       on
                       Preferred     Common                     Based         Common
                           Share      Share        Ending          on      Share Net
                    Underwriting      Asset        Market      Market          Asset
                       Discounts      Value         Value       Value*         Value*
=====================================================================================
OHIO QUALITY
INCOME (NUO)
-------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                     $ --     $15.90        $14.58        3.93%          3.18%
2007                          --      15.81         14.43       (4.25)          3.56
2006                          --      16.01         15.83       (1.36)          2.10
2005                          --      16.58         16.96       10.25           8.70
2004                          --      16.21         16.30        2.59           7.87
2003                          --      16.17         17.04       (3.15)          4.84

OHIO DIVIDEND
ADVANTAGE (NXI)
-------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                       --      15.02         13.63       (2.32)          3.92
2007                          --      14.87         14.39         .52           4.02
2006                          --      15.02         15.05       (6.53)          2.32
2005                          --      15.55         17.00       21.79           9.87
2004                          --      15.05         14.80       10.70           9.54
2003                         .01      14.66         14.26        (.04)          5.09
=====================================================================================
                                                                  Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                          Applicable to Common Shares               Applicable to Common Shares
                                          Before Credit/Reimbursement                After Credit/Reimbursement**
                                  ------------------------------------------  ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable        Expenses       Expenses          Net        Expenses       Expenses          Net    Portfolio
                     to Common       Including      Excluding   Investment       Including      Excluding   Investment     Turnover
                   Shares (000)   Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $154,997        1.51%***       1.26%***       5.94%***       1.50%***       1.25%***       5.95%***         6%
2007                   154,052        1.29           1.19           5.94           1.27           1.17           5.95            15
2006                   156,026        1.20           1.20           6.05           1.19           1.19           6.06             9
2005                   160,982        1.19           1.19           6.16           1.18           1.18           6.17            14
2004                   156,634        1.20           1.20           6.46           1.19           1.19           6.47            31
2003                   155,412        1.22           1.22           6.59           1.22           1.22           6.60            12

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                 63,730        1.46***        1.22***        5.94***        1.15***         .91***        6.25***          9
2007                    63,114        1.32           1.22           5.85            .96            .86           6.21            14
2006                    63,735        1.21           1.21           5.85            .76            .76           6.30             6
2005                    65,873        1.21           1.21           6.00            .76            .76           6.46            14
2004                    63,642        1.20           1.20           6.41            .75            .75           6.86            10
2003                    61,924        1.23           1.23           6.52            .78            .78           6.97             6
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
OHIO QUALITY INCOME (NUO)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $77,000       $25,000      $75,324       $ 4,435      $53,311
2007               77,000        25,000       75,017        10,670       22,654
2006               77,000        25,000       75,658            --           --
2005               77,000        25,000       77,267            --           --
2004               77,000        25,000       75,855            --           --
2003               77,000        25,000       75,458            --           --

OHIO DIVIDEND ADVANTAGE (NXI)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)            31,000        25,000       76,395         1,700       56,723
2007               31,000        25,000       75,898         4,220       23,302
2006               31,000        25,000       76,400            --           --
2005               31,000        25,000       78,123            --           --
2004               31,000        25,000       76,324            --           --
2003               31,000        25,000       74,938            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  80-81 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                              ------------------------------------------------------------------  ----------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                   Net
                   Beginning                               Investment          Capital            Investment      Capital
                      Common                      Net       Income to         Gains to             Income to     Gains to
                       Share         Net    Realized/       Preferred        Preferred                Common       Common
                   Net Asset  Investment   Unrealized          Share-           Share-                Share-       Share-
                       Value      Income   Gain (Loss)        holders+         holders+    Total     holders      holders     Total
====================================================================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)               $14.64       $ .46         $.11           $(.14)           $(.02)   $  .41       $(.33)       $(.06)    $(.39)
2007                   14.81         .92         (.10)           (.25)            (.01)      .56        (.69)        (.04)     (.73)
2006                   15.37         .93         (.41)           (.22)            (.01)      .29        (.80)        (.05)     (.85)
2005                   14.85         .95          .61            (.12)              --      1.44        (.90)        (.02)     (.92)
2004                   14.31         .99          .53            (.06)              --      1.46        (.92)          --      (.92)
2003                   14.48        1.00         (.23)           (.08)              --       .69        (.87)          --      (.87)

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                14.92         .48          .31            (.11)            (.02)      .66        (.34)        (.06)     (.40)
2007                   15.06         .96         (.08)           (.25)            (.01)      .62        (.72)        (.04)     (.76)
2006                   15.57         .95         (.45)           (.22)              --       .28        (.79)          --      (.79)
2005                   14.93         .95          .69            (.11)              --      1.53        (.87)        (.02)     (.89)
2004                   14.48         .96          .51            (.06)            (.01)     1.40        (.88)        (.07)     (.95)
2003                   14.83         .97         (.29)           (.07)            (.01)      .60        (.88)        (.06)     (.94)
====================================================================================================================================
                                                                       Total Returns
                                                                  ----------------------
                           Offering                                               Based
                          Costs and     Ending                                       on
                          Preferred     Common                     Based         Common
                              Share      Share        Ending          on      Share Net
                       Underwriting      Asset        Market      Market          Asset
                          Discounts      Value         Value       Value*         Value*
========================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
----------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                        $ --     $14.66        $13.52         .82%          2.80%
2007                             --      14.64         13.80       (1.26)          3.80
2006                             --      14.81         14.70         .35           1.96
2005                             --      15.37         15.48       11.63           9.90
2004                             --      14.85         14.70        9.60          10.33
2003                            .01      14.31         14.26        3.17           4.74

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
----------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                          --      15.18         14.24        2.10           4.51
2007                             --      14.92         14.35        2.32           4.06
2006                             --      15.06         14.75       (2.33)          1.87
2005                             --      15.57         15.90       17.60          10.40
2004                             --      14.93         14.30        5.86           9.72
2003                           (.01)     14.48         14.40         .09           3.81
========================================================================================
                                                                  Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                          Applicable to Common Shares               Applicable to Common Shares
                                          Before Credit/Reimbursement                After Credit/Reimbursement**
                                  ------------------------------------------  ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable        Expenses       Expenses          Net        Expenses       Expenses          Net    Portfolio
                     to Common       Including      Excluding   Investment       Including      Excluding   Investment     Turnover
                   Shares (000)   Interest++(a)  Interest++(a)      Income++  Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                $45,772         1.52%***       1.27%***      5.95%***       1.17%***        .93%***    6.30%***           9%
2007                    45,694         1.41           1.31          5.76           1.00            .90        6.17              14
2006                    46,242         1.27           1.27          5.71            .78            .78        6.19               8
2005                    47,937         1.23           1.23          5.71            .77            .77        6.17              14
2004                    46,268         1.25           1.25          6.13            .79            .79        6.60              15
2003                    44,578         1.27           1.27          6.26            .81            .81        6.72              15

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)                 32,759         1.54***        1.30***       5.92***        1.13***         .89***     6.33***           11
2007                    32,194         1.41           1.31          5.85            .96            .86        6.30              19
2006                    32,506         1.28           1.28          5.76            .81            .81        6.23               2
2005                    33,606         1.27           1.27          5.68            .81            .81        6.14               3
2004                    32,208         1.28           1.28          5.87            .81            .81        6.34               8
2003                    31,245         1.28           1.28          5.89            .82            .82        6.35              16
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
OHIO DIVIDEND ADVANTAGE 2 (NBJ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)           $24,000       $25,000      $72,679        $1,270      $55,939
2007               24,000        25,000       72,598         3,155       23,090
2006               24,000        25,000       73,169            --           --
2005               24,000        25,000       74,935            --           --
2004               24,000        25,000       73,196            --           --
2003               24,000        25,000       71,435            --           --

OHIO DIVIDEND ADVANTAGE 3 (NVJ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2008(b)            16,500        25,000       74,635           850       58,952
2007               16,500        25,000       73,778         2,165       23,491
2006               16,500        25,000       74,252            --           --
2005               16,500        25,000       75,918            --           --
2004               16,500        25,000       73,800            --           --
2003               16,500        25,000       72,341            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended January 31, 2008.

                                 See accompanying notes to financial statements.


                                  82-83 spread

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.


Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF TRUSTEES
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------


SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing $164 billion in assets, as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:    www.nuveen.com/etf

                                     Share prices
                                     Fund details
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                                     Investor education
                                     Interactive planning tools

                                                                     ESA-B-0108D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Ohio Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: April 9, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 9, 2008
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 9, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.